UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-00994



                             BURNHAM INVESTORS TRUST

               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019

               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863


                   Date of fiscal year end: DECEMBER 31, 2007


                     Date of reporting period: JUNE 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


JUNE 30, 2007

       SEMI-ANNUAL
     REPORT
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                     Burnham Fund

  Burnham Financial Services Fund

Burnham Financial Industries Fund        THE BURNHAM FAMILY OF FUNDS

          Burnham U.S. Government
                Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    [LOGO] BURNHAM
                                                           INVESTORS TRUST

TICKER SYMBOLS
Class A                                                                   BURHX
Class B                                                                   BURIX
Class C                                                                   BURJX

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
Jon M. Burnham
Since 1995

--------------------------------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                                        $ 2,500
IRAs                                                                    $   100

--------------------------------------------------------------------------------

ASSET VALUES
Net assets, in millions                                                 $100.81
Net asset value per share
Class A                                                                 $ 28.42
Class B                                                                 $ 28.53
Class C                                                                 $ 28.00

--------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                                                 $ 29.92

--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                                                                    5.00%
Class B                                                                    5.00%
Class C                                                                    1.00%

--------------------------------------------------------------------------------

EXPENSE RATIOS (annualized)*

                                                             Net
                                                       (after expense
                                          Gross 1     reimbursement) 1
                                          -------     ----------------
Class A                                      1.45%               1.42%
Class B                                      2.20%               2.17%
Class C                                      2.20%               2.17%

*     See Note 5 to the Financial Statements.

--------------------------------------------------------------------------------

INCEPTION

Class A                                                  June 15, 1975
Class B                                               October 18, 1993
Class C                                                 April 30, 2004

1 The Expense Ratios in this table do not match the ratios of expenses to average net assets in the "Financial Highlights" section of the report (the "Highlights Ratios") because the Highlights Ratios reflect the operating expenses of the fund and do not include ratios of "Acquired Fund Fees and Expenses." Acquired fund fees and expenses are expenses incurred indirectly by the Burnham Fund as a result of its investments in other investment funds.

ALL DATA AS OF JUNE 30, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B AND C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

---------------
Burnham Fund
---------------

[PHOTO OF JON BURNHAM]

"We have held to the belief that while the global economy expands, the U.S. economy is slowing due to the protracted housing slump and the high price of oil and gas."

                                                                 /s/ Jon Burnham

                                                                     JON BURNHAM
                                                               Portfolio Manager

The Burnham Fund (Class A) rose 5.69% for the first six months of 2007. This compares with the Lipper Large Cap Core average, which rose 6.94%. The Morningstar Large Cap Blend average rose 7.33% and the S&P 500 (with dividends reinvested) was up 6.96%.

Since our last report we continue to cite concerns over the health of our economy, the strength of corporate earnings, the resumption upward in energy prices, and peripherally, the status of the war in Iraq and geo-politics in the Middle East. Bucking these concerns, the equity markets were strong for the period, with the Dow Jones Industrial Average breaking through the 14,000 ceiling. However, since the close of the reporting period, the markets have experienced dramatic downside volatility. Earnings reports are in aggregate up 6% versus last year (which was up 9%). Investors are showing renewed concern that the subprime mortgage debacle will escalate beyond the damage already caused to individuals, lenders and to investment pools that purchase these loans. Analysts are considering that from here, debt markets may retract further and slow the liquidity provided to the private equity firms, which have been making leveraged acquisitions (at a pace not seen since the 1980's) that have, in part, fueled the markets' buoyancy in the last few months.

We have held to the belief that while the global economy expands, the U.S. economy is slowing due to the protracted housing slump and the high price of oil and gas. The relative weakness of the dollar has been a boon to U.S. multinational exporters, whose goods are priced more competitively as a result, but this is ultimately inflationary in the U.S. GDP slowed in the first quarter to 0.6% (revised) but rebounded in the second quarter to 3.4% from strong business and government spending. Consumer spending was sluggish, personal savings and disposable income have declined and inflation is creeping higher predominantly due to energy costs and these conditions show no signs of moderating. As the second quarter shows, the government continues to provide much in the way of stimulus. With this favorable second quarter report, and inflation evident, we do not believe that the Federal Reserve will reduce rates near term.

We have not made major changes in the portfolio since year end. We continue to favor the energy sector, though we have reduced our allocation to this sector by approximately 2%. Likewise, we reduced our holdings in financial services to 18% (the S&P weighs financial services at 21%), maintaining the bulk of our investments in commercial money center banks, investment firms and insurance. We increased our weighting in Information Technology, Materials and Industrials. We are unchanged in Utilities, Telecommunications and Consumer Discretionary sectors.

Our largest position remains Exxon Mobil Corp., but we pared that back since year end. We sold our position in BP p.l.c. and in Citigroup Inc. New to the top 10 positions are NRG Energy, Inc. (a wholesale power generation company) and Google Inc., both longstanding holdings, the performances of which boosted them into the top 10 holdings for the reporting period.

The top performers for the fund were NRG Energy, Inc. (up 48.4%), Apple, Inc. (up 43.9%), Freeport-McMoran Copper & Gold Inc. (up 38.1%), Monsanto Co. (up 28.6%) and The Williams Companies, Inc. (up 21.1%). Freeport-McMoran Copper & Gold Inc. is new to the fund. The bottom performers were Amgen Inc. (down 18.4%), Sovereign Bancorp, Inc. (down 16.7%), International Game Technology (down 14.1%), Whole Foods Market, Inc. (down 13.4%) and The Hain Celestial Group, Inc. (down 13.0%). The Fund no longer holds positions in Amgen Inc. and Whole Foods Market, Inc.

In our opinion, the S&P 500 is not overvalued at the present time. The multiple on trailing earnings for 2006 is 18x and 16.3x for 2007. The indicated dividend is 1.8%, which is not high by historical levels. Therefore, while we expect volatility in the markets because of the dramatic upward moves over the last 12 months, we do not expect a severe break in the markets unless there is a major, unexpected event. We continue to stress value situations, multinationals, selected electronics manufacturers and energy firms with upside potential in earnings, and companies with pricing flexibility. With commodities prices rising due to the pressure from global demand, we focus as well on materials companies which are experiencing a secular boost in fundamentals.


2  BURNHAM FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

ASSET ALLOCATION (AS A % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Registered Investment Companies                                               5%
Common Stocks (net of purchased & written call options)                      91%
Exchange Traded Fund                                                          1%
Cash & other net assets                                                       3%

--------------------------------------------------------------------------------

The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.

--------------------------------------------------------------------------------

TOP 10 INDUSTRIES - COMMON STOCK                                        % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)                            ASSETS
-----------------------------------------------------------------------------
Energy                                                                 22.86%
-----------------------------------------------------------------------------
Financial Services                                                     17.64%
-----------------------------------------------------------------------------
Information Technology                                                 13.15%
-----------------------------------------------------------------------------
Consumer Discretionary                                                  9.62%
-----------------------------------------------------------------------------
Industrials                                                             7.59%
-----------------------------------------------------------------------------
Consumer Staples                                                        7.23%
-----------------------------------------------------------------------------
Utilities                                                               4.95%
-----------------------------------------------------------------------------
Materials                                                               4.49%
-----------------------------------------------------------------------------
Telecommunications Services                                             2.46%
-----------------------------------------------------------------------------
Healthcare                                                              1.01%
                                                                       ------
-----------------------------------------------------------------------------
                                                                       91.00%
                                                                       ======
-----------------------------------------------------------------------------

TOP 10 COMMON STOCK HOLDINGS                                            % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)                            ASSETS
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                                       8.22%
-----------------------------------------------------------------------------
American Express Co.                                                    4.55%
-----------------------------------------------------------------------------
Apple, Inc.                                                             3.63%
-----------------------------------------------------------------------------
The Williams Companies, Inc.                                            3.14%
-----------------------------------------------------------------------------
Google Inc.                                                             3.11%
-----------------------------------------------------------------------------
Devon Energy Corp.                                                      3.11%
-----------------------------------------------------------------------------
PepsiCo, Inc.                                                           2.57%
-----------------------------------------------------------------------------
McDonald's Corp.                                                        2.52%
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               2.49%
-----------------------------------------------------------------------------
NRG Energy, Inc.                                                        2.47%
                                                                       ------
-----------------------------------------------------------------------------
                                                                       35.81%
                                                                       ======
-----------------------------------------------------------------------------

TOTAL RETURN +
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER TEN YEARS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            BURNHAM FUND (CLASS A)
   Date          without sales charge       with sales charge    S&P 500 Index*
 6/30/1997            $10,000.00               $ 9,500.00          $12,060.69
 7/31/1997            $10,699.17               $10,164.21          $13,020.33
 8/31/1997            $10,286.70               $ 9,772.36          $12,290.90
 9/30/1997            $10,674.06               $10,140.36          $12,964.03
10/31/1997            $10,457.82               $ 9,934.93          $12,531.07
11/30/1997            $10,619.81               $10,088.82          $13,111.17
12/31/1997            $10,814.21               $10,273.50          $13,336.34
 1/31/1998            $10,772.83               $10,234.19          $13,483.84
 2/28/1998            $11,487.70               $10,913.32          $14,456.37
 3/31/1998            $12,057.31               $11,454.44          $15,196.66
 4/30/1998            $12,352.20               $11,734.59          $15,349.55
 5/31/1998            $12,122.25               $11,516.14          $15,085.72
 6/30/1998            $12,585.98               $11,956.69          $15,698.49
 7/31/1998            $12,382.27               $11,763.16          $15,531.32
 8/31/1998            $10,224.49               $ 9,713.27          $13,285.84
 9/30/1998            $10,904.08               $10,358.87          $14,136.95
10/31/1998            $11,512.75               $10,937.11          $15,286.87
11/30/1998            $12,163.03               $11,554.88          $16,213.37
12/31/1998            $13,201.95               $12,541.85          $17,147.67
 1/31/1999            $13,885.04               $13,190.79          $17,864.72
 2/28/1999            $13,226.56               $12,565.23          $17,309.50
 3/31/1999            $14,043.56               $13,341.39          $18,002.03
 4/30/1999            $14,531.33               $13,804.76          $18,699.17
 5/31/1999            $13,917.56               $13,221.68          $18,257.61
 6/30/1999            $14,758.95               $14,021.00          $19,270.87
 7/31/1999            $14,343.91               $13,626.71          $18,669.14
 8/31/1999            $14,494.42               $13,769.70          $18,576.78
 9/30/1999            $14,258.48               $13,545.55          $18,067.51
10/31/1999            $15,496.25               $14,721.44          $19,210.84
11/30/1999            $16,204.70               $15,394.47          $19,601.36
12/31/1999            $17,520.10               $16,644.09          $20,755.80
 1/31/2000            $17,389.88               $16,520.39          $19,712.98
 2/29/2000            $17,809.93               $16,919.43          $19,339.82
 3/31/2000            $18,843.24               $17,901.08          $21,231.82
 4/30/2000            $18,423.19               $17,502.03          $20,593.04
 5/31/2000            $18,061.96               $17,158.86          $20,170.53
 6/30/2000            $19,359.90               $18,391.90          $20,667.80
 7/31/2000            $19,194.03               $18,234.33          $20,344.68
 8/31/2000            $21,244.98               $20,182.73          $21,608.37
 9/30/2000            $20,938.17               $19,891.27          $20,467.60
10/31/2000            $20,274.14               $19,260.43          $20,381.06
11/30/2000            $18,071.89               $17,168.29          $18,774.23
12/31/2000            $17,883.61               $16,989.43          $18,866.12
 1/31/2001            $18,401.17               $17,481.11          $19,535.47
 2/28/2001            $16,307.82               $15,492.43          $17,754.19
 3/31/2001            $15,272.70               $14,509.06          $16,629.46
 4/30/2001            $16,834.62               $15,992.89          $17,921.74
 5/31/2001            $16,769.93               $15,931.43          $18,041.81
 6/30/2001            $16,358.65               $15,540.72          $17,602.70
 7/31/2001            $15,848.03               $15,055.63          $17,429.41
 8/31/2001            $14,945.18               $14,197.92          $16,338.30
 9/30/2001            $14,080.74               $13,376.70          $15,018.95
10/31/2001            $14,340.07               $13,623.07          $15,305.34
11/30/2001            $14,959.58               $14,211.60          $16,479.36
12/31/2001            $15,333.62               $14,566.94          $16,623.72
 1/31/2002            $15,313.61               $14,547.93          $16,381.13
 2/28/2002            $14,838.34               $14,096.43          $16,065.22
 3/31/2002            $15,503.72               $14,728.53          $16,669.42
 4/30/2002            $14,528.17               $13,801.76          $15,658.78
 5/31/2002            $14,398.10               $13,678.19          $15,543.42
 6/30/2002            $13,682.69               $12,998.56          $14,436.27
 7/31/2002            $12,604.05               $11,973.85          $13,310.90
 8/31/2002            $12,451.71               $11,829.12          $13,398.29
 9/30/2002            $11,634.12               $11,052.42          $11,942.17
10/31/2002            $11,974.36               $11,375.64          $12,993.28
11/30/2002            $12,218.11               $11,607.21          $13,758.05
12/31/2002            $11,785.53               $11,196.26          $12,949.80
 1/31/2003            $11,594.70               $11,014.96          $12,610.56
 2/28/2003            $11,486.38               $10,912.06          $12,421.35
 3/31/2003            $11,677.22               $11,093.36          $12,541.95
 4/30/2003            $12,306.47               $11,691.15          $13,575.03
 5/31/2003            $12,729.41               $12,092.94          $14,290.27
 6/30/2003            $12,878.98               $12,235.03          $14,472.56
 7/31/2003            $13,116.72               $12,460.88          $14,727.74
 8/31/2003            $13,204.58               $12,544.35          $15,014.96
 9/30/2003            $13,116.72               $12,460.88          $14,855.50
10/31/2003            $13,576.68               $12,897.85          $15,695.88
11/30/2003            $13,742.06               $13,054.96          $15,833.98
12/31/2003            $14,330.97               $13,614.42          $16,664.38
 1/31/2004            $14,618.23               $13,887.32          $16,970.26
 2/29/2004            $14,942.73               $14,195.59          $17,206.14
 3/31/2004            $14,740.58               $14,003.55          $16,946.56
 4/30/2004            $14,192.66               $13,483.03          $16,680.53
 5/31/2004            $14,362.89               $13,644.75          $16,909.43
 6/30/2004            $14,474.60               $13,750.87          $17,238.23
 7/31/2004            $14,086.27               $13,381.96          $16,667.70
 8/31/2004            $14,059.67               $13,356.69          $16,735.12
 9/30/2004            $14,261.82               $13,548.73          $16,916.38
10/31/2004            $14,448.00               $13,725.60          $17,174.81
11/30/2004            $14,974.64               $14,225.91          $17,869.73
12/31/2004            $15,335.23               $14,568.47          $18,477.81
 1/31/2005            $15,023.91               $14,272.72          $18,027.42
 2/28/2005            $15,415.94               $14,645.15          $18,406.79
 3/31/2005            $15,052.74               $14,300.10          $18,080.84
 4/30/2005            $14,712.60               $13,976.97          $17,737.92
 5/31/2005            $15,081.57               $14,327.49          $18,302.32
 6/30/2005            $15,070.04               $14,316.53          $18,328.30
 7/31/2005            $15,519.72               $14,743.73          $19,009.90
 8/31/2005            $15,485.12               $14,710.87          $18,836.45
 9/30/2005            $15,963.63               $15,165.45          $18,989.02
10/31/2005            $15,577.37               $14,798.50          $18,672.46
11/30/2005            $16,067.40               $15,264.03          $19,378.69
12/31/2005            $16,185.62               $15,376.34          $19,385.43
 1/31/2006            $16,605.71               $15,775.43          $19,898.72
 2/28/2006            $15,951.56               $15,153.99          $19,952.71
 3/31/2006            $16,047.59               $15,245.21          $20,201.07
 4/30/2006            $16,263.63               $15,450.45          $20,472.33
 5/31/2006            $15,801.53               $15,011.45          $19,883.10
 6/30/2006            $15,813.53               $15,022.86          $19,910.06
 7/31/2006            $16,107.60               $15,302.22          $20,032.87
 8/31/2006            $16,185.62               $15,376.34          $20,509.52
 9/30/2006            $16,383.66               $15,564.48          $21,038.05
10/31/2006            $16,947.79               $16,100.40          $21,723.60
11/30/2006            $17,367.88               $16,499.49          $22,136.69
12/31/2006            $17,497.96               $16,623.06          $22,447.22
01/31/2007            $17,569.53               $16,691.06          $22,786.70
02/28/2007            $17,146.56               $16,289.24          $22,341.01
03/31/2007            $17,393.84               $16,524.15          $22,590.90
04/30/2007            $18,057.58               $17,154.70          $23,591.57
05/31/2007            $18,747.34               $17,809.98          $24,414.80
 6/30/2007            $18,493.56               $17,568.88          $19,907.00

                                                      WITH NO       WITH MAX.
AVERAGE                                          SALES CHARGE    SALES CHARGE
ANNUAL RETURNS                                        OR CDSC         OR CDSC
-----------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------
   One year                                            16.95%          11.10%
-----------------------------------------------------------------------------
   Three years                                          8.51%           6.67%
-----------------------------------------------------------------------------
   Five years                                           6.21%           5.12%
-----------------------------------------------------------------------------
   Ten years                                            6.34%           5.79%
-----------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------
   One year                                            16.03%          11.03%
-----------------------------------------------------------------------------
   Three years                                          7.71%           6.84%
-----------------------------------------------------------------------------
   Five years                                           5.41%           5.08%
-----------------------------------------------------------------------------
   Ten years                                            5.53%           5.53%
-----------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------
   One year                                            16.09%          15.09%
-----------------------------------------------------------------------------
   Three years                                          7.79%           7.79%
-----------------------------------------------------------------------------
   Since inception                                      7.93%           7.93%
-----------------------------------------------------------------------------

                                                      WITH NO       WITH MAX.
CUMULATIVE                                       SALES CHARGE    SALES CHARGE
TOTAL RETURNS                                         OR CDSC         OR CDSC
-----------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------
   One year                                            16.95%          11.10%
-----------------------------------------------------------------------------
   Three years                                         27.77%          21.38%
-----------------------------------------------------------------------------
   Five years                                          35.16%          28.40%
-----------------------------------------------------------------------------
   Ten years                                           84.94%          75.69%
-----------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------
   One year                                            16.03%          11.03%
-----------------------------------------------------------------------------
   Three years                                         24.95%          21.95%
-----------------------------------------------------------------------------
   Five years                                          30.16%          28.16%
-----------------------------------------------------------------------------
   Ten years                                           71.28%          71.28%
-----------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------
   One year                                            16.09%          15.09%
-----------------------------------------------------------------------------
   Three years                                         25.22%          25.22%
-----------------------------------------------------------------------------
   Since inception                                     27.33%          27.33%
-----------------------------------------------------------------------------

PERFORMANCE OVER
--------------------------------------------------------------------------------
   THE PAST SIX MONTHS

          [GRAPHIC OMITTED]     [GRAPHIC OMITTED]     [GRAPHIC OMITTED]
                +5.69%               +6.96%                +7.33%
            FUND (CLASS A)           SECTOR              PEER GROUP

THE FUND underperformed to the S&P 500 and the DJIA.

THE SECTOR is represented by the S&P 500 Index(R) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes a representative sample of 500 leading companies in leading industries in the U.S. economy.

THE PEER GROUP is represented by the funds in the Morningstar Large-Cap Blend category.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

        DATE           FUND              SECTOR           PEER GROUP
       Jan-07          0.41%              1.51%              1.65%
       Feb-07         -2.01%             -0.48%             -0.06%
       Mar-07         -0.60%              0.64%              1.07%
       Apr-07          3.20%              5.09%              5.18%
       May-07          7.14%              8.76%              8.88%
       Jun-07          5.69%              6.96%              7.35%

MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE

-----------------------------------------------------------------------------
Beta                                                                    0.92
-----------------------------------------------------------------------------
R 2                                                                       79
-----------------------------------------------------------------------------
Alpha                                                                  (2.28)
-----------------------------------------------------------------------------
Standard Deviation                                                      7.64
-----------------------------------------------------------------------------
Sharpe Ratio                                                            0.60
-----------------------------------------------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR PRINCIPIA, JUNE 2007


                                                                 BURNHAM FUND  3

TICKER SYMBOLS
Class A                                                                   BURKX
Class B                                                                   BURMX
Class C                                                                   BURNX

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception

--------------------------------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                                        $ 2,500
IRAs                                                                    $   100

--------------------------------------------------------------------------------

ASSET VALUES
Net assets, in millions                                                 $107.29
Net asset value per share
Class A                                                                 $ 20.74
Class B                                                                 $ 19.80
Class C                                                                 $ 20.48

--------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                                                 $ 21.83

--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                                                                    5.00%
Class B                                                                    5.00%
Class C                                                                    1.00%

--------------------------------------------------------------------------------

EXPENSE RATIOS (annualized)
Class A                                                                    1.59%
Class B                                                                    2.35%
Class C                                                                    2.35%

--------------------------------------------------------------------------------

INCEPTION
Class A and B                                                      June 7, 1999
Class C                                                          April 29, 2005

ALL DATA AS OF JUNE 30, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B AND C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

BURNHAM
-------------------------------
      FINANCIAL SERVICES FUND
-------------------------------

[PHOTO OF ANTON SCHUTZ]

      "Any improvement, whether it be Fed easing, a steepening yield curve, relative credit strength, stable economy, an increase in M&A activity or certainty surrounding subprime issues, should significantly benefit the Fund as investor sentiment turns positive."

                                                                /s/ Anton Schutz

                                                                    ANTON SCHUTZ
                                                               Portfolio Manager

The financial services sector faced a near perfect storm in the first half of 2007, which pushed the sector down (PHLX/KBW Bank Index down 2.3% and the NASDAQ Bank Index down 6.6%). The Burnham Financial Services Fund (BURKX), which focuses on small to mid-cap financial institutions, finished the first half of 2007 down 8.07%. A slow M&A environment, credit concerns, particularly subprime troubles, and a continuing flat yield curve pressured stocks in the industry.

FIRST HALF OF '07 IN REVIEW

We began 2007 with expectations of a slowing economy, a Federal Reserve rate cut by mid year (which should lead to margin expansion for banks), a soft landing in the housing market and credit returning to more normal levels coming off of historical lows. What we have experienced to date is an economy that continues to chug along at a steady pace, subprime fears intertwined among most financial institutions (in most cases undeservedly so) and a Federal Reserve that is willing to take a wait and see attitude as opposed to staying ahead of the curve.

These factors caused many generalist funds to underweight the sector resulting in a broad brush approach to the sell off and ultimately dragging many of the Fund's holdings down. Most banks and thrifts have little subprime exposure and we have gone through great lengths to ensure that the Fund has little, if any, subprime exposure. Unfortunately, subprime concerns have undeservedly cast a shadow over many financial stocks. In addition, we believe the sell off is in part due to a prolonged rate cut by the Federal Reserve, which ultimately reduced earnings expectations for the second half of the year. While we feel this is already built into stock prices, an eventual rate cut should result in favorable earnings revisions and positive sentiment around the sector.

In the first half of 2007, Bancorp Rhode Island, Inc. (BARI), one of the Fund's largest positions, was embroiled in a proxy battle. The management team eventually "won" this battle, which ignited an immediate and significant (over 12%) sell off in the position as the market viewed this as a victory for management and an indication the Company will not sell. While management did win this battle, we believe the war is far from over. We are indifferent on how management closes the gap between its current stock price and the $50+ intrinsic value; they either need to perform and get there fundamentally or sell the franchise. Management represents that they are acutely aware of their two options, and we believe there is significant upside over the mid-term.

In addition, the Fund holds several positions in partially converted thrifts (mutual holding companies or MHCs) and fully converted MHCs. We have seen MHCs and fully converted MHCs trade off more than the overall financial sector. We understand the mutual to stock conversion process and have benefited from significant upside in these names in the past. Is the model broken? We don't believe so. The conversion process is often misunderstood and in many cases investors jump on the band wagon given its past success. Unfortunately, in an environment where there is a mentality of shoot and ask questions later, the most misunderstood are usually the ones shot first. We expect over the medium to long-term, these positions will play out very favorably as they have in the past.

LOOKING AHEAD

We certainly do not claim to have a crystal ball, but we believe that financials have been oversold and could be close to a trough. Our research process involves digging into a market, identifying acquisition candidates and investing in the companies we believe to be worth significantly more than where they trade at that point based on many factors including: geography, management and their ability and/or willingness to maximize shareholder value, number of potential acquirers and their ability to pay, and numerous fundamental factors including earnings power, quality of the balance sheet, credit quality, and the valuation. In addition, we look for misunderstood stories or companies with strong capital positions that are managing that capital wisely. We believe we have an edge in this strategy and we seek to exploit that edge daily. Also, any improvement, whether it be Fed easing, a steepening yield curve, relative credit strength, stable economy, an increase in M&A activity or certainty surrounding subprime issues, should significantly benefit the Fund as investor sentiment turns positive.


4  FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

ASSET ALLOCATION (AS A % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash and other net assets                                                     3%
Common Stocks (net of purchased & written call options)                      97%

--------------------------------------------------------------------------------

The fund seeks capital appreciation.

--------------------------------------------------------------------------------

TOP INDUSTRIES - COMMON STOCK                                           % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)                            ASSETS
-----------------------------------------------------------------------------
Banks - Regional                                                       48.35%
-----------------------------------------------------------------------------
Thrifts & Mortgage Finance                                             42.38%
-----------------------------------------------------------------------------
Property & Casualty Insurance                                           3.55%
-----------------------------------------------------------------------------
Other Diversified Financial Services                                    1.13%
-----------------------------------------------------------------------------
Diversified Banks                                                       0.61%
-----------------------------------------------------------------------------
Unregistered Investment Company                                         0.27%
-----------------------------------------------------------------------------
Real Estate Investment Trust                                            0.22%
                                                                       ------
-----------------------------------------------------------------------------
                                                                       96.51%
                                                                       ======
-----------------------------------------------------------------------------

TOP 10 COMMON STOCK HOLDINGS                                            % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)                            ASSETS
-----------------------------------------------------------------------------
ViewPoint Financial Group                                               6.01%
-----------------------------------------------------------------------------
Centennial Bank Holdings, Inc                                           5.45%
-----------------------------------------------------------------------------
People's United Financial, Inc.                                         5.26%
-----------------------------------------------------------------------------
Investors Bancorp, Inc.                                                 5.20%
-----------------------------------------------------------------------------
Alliance Financial, Corp.                                               4.15%
-----------------------------------------------------------------------------
Sterling Bancorp                                                        4.11%
-----------------------------------------------------------------------------
Bancorp Rhode Island, Inc.                                              4.04%
-----------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                 4.02%
-----------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                               3.56%
-----------------------------------------------------------------------------
CRM Holdings, Ltd.                                                      3.42%
                                                                       ------
-----------------------------------------------------------------------------
                                                                       45.22%
                                                                       ======
-----------------------------------------------------------------------------

TOTAL RETURN +
-----------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               BURNHAM FINANCIAL SERVICES
                                     FUND (CLASS A)
   Date           without sales charge             with sales charge       NASDAQ Bank Index*
  6/7/1999              $10,000.00                    $ 9,500.00               $10,000.00
 6/30/1999              $10,510.00                    $ 9,984.50               $10,096.53
 7/31/1999              $10,370.00                    $ 9,851.50               $ 9,812.61
 8/31/1999              $ 9,880.00                    $ 9,386.00               $ 9,416.35
 9/30/1999              $ 9,750.00                    $ 9,262.50               $ 9,149.37
10/31/1999              $10,450.00                    $ 9,927.50               $ 9,810.72
11/30/1999              $10,280.00                    $ 9,766.00               $ 9,636.49
12/31/1999              $ 9,810.46                    $ 9,319.94               $ 9,262.41
 1/31/2000              $ 9,209.21                    $ 8,748.75               $ 8,704.26
 2/29/2000              $ 8,668.08                    $ 8,234.67               $ 7,961.27
 3/31/2000              $ 9,710.25                    $ 9,224.74               $ 8,441.68
 4/30/2000              $10,000.86                    $ 9,500.81               $ 8,248.30
 5/31/2000              $10,582.07                    $10,052.97               $ 8,616.81
 6/30/2000              $10,622.15                    $10,091.04               $ 8,314.97
 7/31/2000              $11,453.89                    $10,881.19               $ 8,655.84
 8/31/2000              $12,466.00                    $11,842.70               $ 9,326.89
 9/30/2000              $13,438.03                    $12,766.12               $ 9,944.32
10/31/2000              $13,107.34                    $12,451.97               $ 9,813.40
11/30/2000              $13,137.40                    $12,480.53               $ 9,879.98
12/31/2000              $14,988.56                    $14,239.13               $10,907.36
 1/31/2001              $15,558.84                    $14,780.90               $11,013.40
 2/28/2001              $16,118.35                    $15,312.44               $10,800.50
 3/31/2001              $16,301.27                    $15,486.21               $10,652.77
 4/30/2001              $16,882.31                    $16,038.19               $10,925.65
 5/31/2001              $18,108.94                    $17,203.49               $11,418.39
 6/30/2001              $18,700.73                    $17,765.70               $11,983.25
 7/31/2001              $19,238.73                    $18,276.79               $12,382.66
 8/31/2001              $19,088.09                    $18,133.69               $11,943.09
 9/30/2001              $17,796.90                    $16,907.06               $11,790.20
10/31/2001              $17,657.02                    $16,774.17               $11,369.40
11/30/2001              $18,388.70                    $17,469.26               $11,856.66
12/31/2001              $19,377.36                    $18,408.49               $12,294.18
 1/31/2002              $20,027.36                    $19,025.99               $12,589.93
 2/28/2002              $20,174.53                    $19,165.80               $12,824.85
 3/31/2002              $21,229.25                    $20,167.79               $13,543.52
 4/30/2002              $22,161.32                    $21,053.26               $14,078.58
 5/31/2002              $22,455.66                    $21,332.88               $13,998.66
 6/30/2002              $22,050.95                    $20,948.40               $14,004.37
 7/31/2002              $21,229.25                    $20,167.79               $13,441.27
 8/31/2002              $22,063.21                    $20,960.05               $13,819.58
 9/30/2002              $21,057.55                    $20,004.67               $12,876.47
10/31/2002              $21,805.66                    $20,715.38               $13,134.65
11/30/2002              $22,504.72                    $21,379.48               $13,191.49
12/31/2002              $22,777.32                    $21,638.46               $13,148.23
 1/31/2003              $23,261.95                    $22,098.85               $13,097.37
 2/28/2003              $23,063.13                    $21,909.97               $13,112.30
 3/31/2003              $23,324.08                    $22,157.88               $12,917.28
 4/30/2003              $25,200.44                    $23,940.42               $13,689.40
 5/31/2003              $26,231.82                    $24,920.23               $14,660.20
 6/30/2003              $26,455.50                    $25,132.72               $14,661.68
 7/31/2003              $28,033.63                    $26,631.95               $15,248.31
 8/31/2003              $28,443.70                    $27,021.51               $15,544.32
 9/30/2003              $28,791.63                    $27,352.05               $15,550.39
10/31/2003              $30,630.72                    $29,099.18               $16,726.87
11/30/2003              $31,202.33                    $29,642.21               $17,224.73
12/31/2003              $32,039.15                    $30,437.19               $17,492.94
 1/31/2004              $33,297.64                    $31,632.76               $17,712.86
 2/29/2004              $34,031.76                    $32,330.17               $17,999.75
 3/31/2004              $34,202.18                    $32,492.07               $17,897.44
 4/30/2004              $31,960.49                    $30,362.47               $16,986.81
 5/31/2004              $32,707.72                    $31,072.34               $17,435.45
 6/30/2004              $32,642.18                    $31,010.07               $17,766.11
 7/31/2004              $32,091.58                    $30,487.01               $17,424.03
 8/31/2004              $33,022.35                    $31,371.23               $17,964.00
 9/30/2004              $33,861.34                    $32,168.27               $18,269.29
10/31/2004              $34,543.02                    $32,815.87               $18,868.62
11/30/2004              $35,775.30                    $33,986.53               $19,847.25
12/31/2004              $36,245.14                    $34,432.89               $19,883.75
 1/31/2005              $35,198.06                    $33,438.16               $19,056.71
 2/28/2005              $34,682.58                    $32,948.45               $18,781.01
 3/31/2005              $34,134.87                    $32,428.13               $18,444.52
 4/30/2005              $33,184.44                    $31,525.22               $17,868.76
 5/31/2005              $33,909.35                    $32,213.88               $18,496.67
 6/30/2005              $34,875.88                    $33,132.09               $19,034.21
 7/31/2005              $35,745.77                    $33,958.48               $19,951.94
 8/31/2005              $35,133.63                    $33,376.95               $19,509.16
 9/30/2005              $34,489.27                    $32,764.81               $19,037.18
10/31/2005              $34,714.79                    $32,979.05               $19,426.34
11/30/2005              $36,035.73                    $34,233.94               $19,901.23
12/31/2005              $36,380.10                    $34,561.10               $19,499.41
 1/31/2006              $36,982.14                    $35,133.03               $19,940.83
 2/28/2006              $36,964.94                    $35,116.69               $20,155.99
 3/31/2006              $38,014.20                    $36,113.49               $20,651.15
 4/30/2006              $38,306.61                    $36,391.28               $20,748.74
 5/31/2006              $38,203.41                    $36,293.24               $20,439.81
 6/30/2006              $38,547.43                    $36,620.06               $20,498.32
 7/31/2006              $39,201.07                    $37,241.01               $20,770.75
 8/31/2006              $39,562.29                    $37,584.17               $20,976.17
 9/30/2006              $40,370.73                    $38,352.20               $21,138.08
10/31/2006              $41,196.38                    $39,136.56               $21,515.93
11/30/2006              $41,867.22                    $39,773.86               $21,687.32
12/31/2006              $42,571.44                    $40,442.86               $22,194.45
 1/31/2007              $42,099.68                    $39,994.69               $21,891.04
 2/28/2007              $41,627.92                    $39,546.52               $21,629.80
 3/31/2007              $41,288.25                    $39,223.84               $21,327.41
 4/30/2007              $40,797.63                    $38,757.74               $20,956.90
 5/31/2007              $40,552.31                    $38,524.70               $21,368.10
 6/30/2007              $39,137.04                    $37,180.19               $20,721.70

                                                      WITH NO       WITH MAX.
AVERAGE                                          SALES CHARGE    SALES CHARGE
ANNUAL RETURNS                                        OR CDSC         OR CDSC
-----------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------
   One year                                             1.53%         (3.55)%
-----------------------------------------------------------------------------
   Three years                                          6.24%          4.43%
-----------------------------------------------------------------------------
   Five years                                          12.15%         11.01%
-----------------------------------------------------------------------------
   Since inception                                     18.43%         17.67%
-----------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------
   One year                                             0.78%         (3.83)%
-----------------------------------------------------------------------------
   Three years                                          5.46%          4.72%
-----------------------------------------------------------------------------
   Five years                                          11.33%         11.07%
-----------------------------------------------------------------------------
   Since inception                                     17.52%         17.52%
-----------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------
   One year                                             0.74%         (0.18)%
-----------------------------------------------------------------------------
   Since inception                                      7.17%          7.17%
-----------------------------------------------------------------------------

                                                      WITH NO       WITH MAX.
CUMULATIVE                                       SALES CHARGE    SALES CHARGE
TOTAL RETURNS                                         OR CDSC         OR CDSC
-----------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------
   One year                                             1.53%         (3.55)%
-----------------------------------------------------------------------------
   Three years                                         19.90%         13.90%
-----------------------------------------------------------------------------
   Five years                                          77.48%         68.61%
-----------------------------------------------------------------------------
   Since inception                                    291.37%        271.80%
-----------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------
   One year                                             0.78%         (3.83)%
-----------------------------------------------------------------------------
   Three years                                         17.29%         14.83%
-----------------------------------------------------------------------------
   Five years                                          71.06%         69.06%
-----------------------------------------------------------------------------
   Since inception                                    267.77%        267.77%
-----------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------
   One year                                             0.74%         (0.18)%
-----------------------------------------------------------------------------
   Since inception                                     16.22%         16.22%
-----------------------------------------------------------------------------

PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

           [GRAPHIC OMITTED]     [GRAPHIC OMITTED]    [GRAPHIC OMITTED]
                -8.07%                 -6.63%               +0.57%
            FUND (CLASS A)             SECTOR             PEER GROUP

THE FUND outperformed both its sector benchmark and peer group.

THE SECTOR is represented by the NASDAQ Bank Index, an unmanaged index of NASDAQ listed companies classified as banks. They include banks providing a broad range of financial services.

THE PEER GROUP is represented by the funds in the Morningstar Specialty
- Financial investment category.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

       DATE             FUND             SECTOR           PEER GROUP
      Jan-07           -1.11%            -1.37%              0.97%
      Feb-07           -2.22%            -2.54%             -1.09%
      Mar-07           -3.02%            -3.91%             -1.67%
      Apr-07           -4.17%            -5.57%              1.24%
      May-07           -4.75%            -3.72%              3.72%
      Jun-07           -8.07%            -6.63%              0.45%

MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE
--------------------------------------------------------------------------------
Beta                                                                    0.54
--------------------------------------------------------------------------------
R 2                                                                       33
--------------------------------------------------------------------------------
Alpha                                                                  (1.65)
--------------------------------------------------------------------------------
Standard Deviation                                                      6.82
--------------------------------------------------------------------------------
Sharpe Ratio                                                            0.34
--------------------------------------------------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR PRINCIPIA, JUNE 2007


                                                      FINANCIAL SERVICES FUND  5

TICKER SYMBOLS
Class A                                                                   BURFX
Class C                                                                   BURCX

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception

--------------------------------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                                         $2,500
IRAs                                                                     $  100

--------------------------------------------------------------------------------

ASSET VALUES
Net assets, in millions                                                  $33.33
Net asset value per share
Class A                                                                  $12.43
Class C                                                                  $12.30

--------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                                                  $13.08

--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                                                                    5.00%
Class C                                                                    1.00%

--------------------------------------------------------------------------------

EXPENSE RATIOS (annualized)*

                                                         Class A         Class C
Expenses before waiver including dividend expense          2.58%           3.29%
Expenses net of waiver including dividend expense          2.33%           3.04%

*     See Note 5 to the Financial Statements.
--------------------------------------------------------------------------------

INCEPTION
Class A and C                                                    April 30, 2004

ALL DATA AS OF JUNE 30, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

BURNHAM
--------------------------------------------------------------------------------

                                                       Financial Industries Fund
--------------------------------------------------------------------------------

[PHOTO OF ANTON SCHUTZ]

      "We attempt to avoid institutions with exposure to lower quality mortgages that may experience significantly higher increases in charge-offs."

                                                                /s/ Anton Schutz

                                                                    ANTON SCHUTZ
                                                               Portfolio Manager

The financial services sector experienced a volatile ride during the first half of 2007. Credit concerns led by sub prime fears, mixed economic signals, a dearth of M&A activity and a continuing flat yield curve ultimately pressured the sector to levels below 2006 ending prices (PHLX/KBW Bank Index down 2.3% YTD through 6/30/07). Burnham Financial Industries Fund (BURFX) finished unchanged for the first half of 2007.

FIRST HALF OF '07 IN REVIEW

We began 2007 with expectations of a slowing economy, a Federal Reserve rate cut by mid year (which should lead to margin expansion for banks), a soft landing in the housing market and credit returning to more normal levels coming off of historical lows. What we have experienced to date is an economy that continues to chug along at a steady pace, subprime fears intertwined among most financial institutions (in most cases undeservedly so) and a Federal Reserve that is willing to take a wait and see attitude as opposed to staying ahead of the curve.

The financial services sector finished the first half of 2007 down as reality was in some cases different than expectations and in others disregarded. Subprime mortgage issues have dominated the financial press since late February. Subprime issues are real and investors with subprime exposure should be concerned. Most banks and thrifts have little exposure to subprime and we have gone through great lengths to ensure that the Fund has little, if any, subprime exposure. Unfortunately, subprime concerns have undeservedly cast a shadow over many financial stocks.

The expected mid-year Federal Reserve rate cut did not transpire. With the first half sell-off, we feel stocks already reflect lower growth expectations in the second half of the year.

Credit has gotten worse as expected, but in most cases is still below historical averages. Other than in subprime, we have not seen a "credit crisis" as some have predicted. The banking industry itself is heavily regulated and we do not anticipate significant credit problems in the bank and thrift arena. Rather, we expect a return to normalcy after experiencing historic lows. We attempt to avoid institutions with exposure to lower quality mortgages that may experience significantly higher increases in charge-offs.

People's Bank (PBCT), one of the Fund's largest positions, had a very active second quarter. PBCT underwent a full conversion to a public company in April. A portion of the $3.4 billion PBCT raised will be allocated to acquisitions in Connecticut, Massachusetts, Rhode Island, New York and New Jersey. The Fund has actually taken positions in several potential targets. The stock sold off after its first acquisition which, while strategic, was also perceived as a little rich in price. Longer-term, we believe PBCT is worth significantly more as they continue to lever the new capital for growth and build out an attractive footprint.

We have seen mutual holding companies and fully converted thrifts trade off more than the overall financial sector. We understand the mutual to stock conversion process and have benefited from significant upside in these names in the past. Is the model broken? We don't believe so. The conversion process is often misunderstood and in many cases investors jump on the band wagon given its past success. Unfortunately, in an environment where there is a mentality of shoot and ask questions later, the most misunderstood are usually the ones shot first. We expect over the medium to long-term, these positions will play out very favorably as they have in the past.

LOOKING AHEAD

We certainly do not claim to have a crystal ball, but we believe that financials have been oversold and could be close to a trough. The subprime fears and eventual fall out will eventually become a certainty rather than an unknown. This certainty should benefit the Fund. There continues to be relative strength in the underlying fundamentals of the institutions in which the Fund travels; strong capital positions, excellent capital stewards (increasing dividends and share buy backs), quality balance sheets (avoiding subprime), strong credit metrics, experienced management teams and desirable footprints for an eventual takeout. Valuations are favorable (and becoming increasingly so). Any improvement, whether it be Fed easing, a steepening yield curve, relative credit strength, stable economy, an increase in M&A activity or certainty surrounding subprime issues, should significantly benefit the Fund as investor sentiment turns positive.


6  FINANCIAL INDUSTRIES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

ASSET ALLOCATION (AS A % OF NET ASSETS)

--------------------------------------------------------------------------------
Long Positions                                        95.16%
------------------------------------------------------------
Short Positions                                      -20.86%
------------------------------------------------------------
Short-Term Investments                                14.59%
------------------------------------------------------------
Other Net Assets, Less Liabilities                    11.11%
------------------------------------------------------------
                                                     -------
                                                     100.00%
                                                     =======
------------------------------------------------------------

--------------------------------------------------------------------------------

                      The fund seeks capital appreciation.

--------------------------------------------------------------------------------

TOP 10 INDUSTRIES
(AS A % OF NET ASSETS)                                LONG %   SHORT %    NET %
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance                            51.55%    -0.38%   51.17%
-------------------------------------------------------------------------------
Banks - Regional                                      21.13%    -9.38%   11.75%
-------------------------------------------------------------------------------
Other Diversified Financial Services                   5.82%    -0.07%    5.75%
-------------------------------------------------------------------------------
Multi-line Insurance                                   4.42%    -0.30%    4.12%
-------------------------------------------------------------------------------
Money Center                                           3.08%    -0.06%    3.02%
-------------------------------------------------------------------------------
Diversified Banks                                      3.01%    -0.01%    3.00%
-------------------------------------------------------------------------------
Property & Casualty Insurance                          4.91%    -2.55%    2.36%
-------------------------------------------------------------------------------
Investment Banking & Brokerage                         0.00%    -1.62%   -1.62%
-------------------------------------------------------------------------------
Credit Services                                        0.00%    -2.47%   -2.47%
-------------------------------------------------------------------------------
Asset Management & Custody Banks                       1.24%    -4.02%   -2.78%
-------------------------------------------------------------------------------
                                                     -------   -------   ------
                                                      95.16%   -20.86%   74.30%
                                                     =======   =======   ======
-------------------------------------------------------------------------------

TOP 10 COMMON STOCK HOLDINGS                           % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)           ASSETS
------------------------------------------------------------
Investors Bancorp, Inc.                               12.99%
------------------------------------------------------------
People's United Financial, Inc.                        8.47%
------------------------------------------------------------
Hudson City Bancorp, Inc.                              7.33%
------------------------------------------------------------
Provident Financial Services, Inc.                     7.09%
------------------------------------------------------------
First Community Bancorp                                6.51%
------------------------------------------------------------
Washington Mutual, Inc.                                4.95%
------------------------------------------------------------
Sovereign Bancorp, Inc.                                4.81%
------------------------------------------------------------
Assurant, Inc.                                         4.12%
------------------------------------------------------------
TCF Financial Corp.                                    3.74%
------------------------------------------------------------
Bank of America Corp.                                  3.63%
------------------------------------------------------------
                                                     -------
                                                      63.64%
                                                     =======
------------------------------------------------------------

TOTAL RETURN +
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED METERIAL.]

               BURNHAM FINANCIAL    BURNHAM FINANCIAL
                INDUSTRIES FUND      INDUSTRIES FUND
                   (CLASS A)             (CLASS A)
   Date      without sales charge   with sales charge   PHLX/KBW Bank Index*
 4/30/2004         $10,000.00           $ 9,500.00           $10,000.00
 5/31/2004         $10,510.00           $ 9,984.50           $10,181.21
 6/30/2004         $10,470.00           $ 9,946.50           $10,176.73
 7/31/2004         $10,230.00           $ 9,718.50           $10,025.04
 8/31/2004         $10,540.00           $10,013.00           $10,496.76
 9/30/2004         $10,690.00           $10,155.50           $10,356.08
10/31/2004         $10,920.00           $10,374.00           $10,592.06
11/30/2004         $11,270.00           $10,706.50           $10,798.70
12/31/2004         $11,387.00           $10,817.65           $11,139.67
 1/31/2005         $11,175.94           $10,617.15           $10,847.22
 2/28/2005         $11,196.05           $10,636.24           $10,710.60
 3/31/2005         $11,256.35           $10,693.53           $10,415.48
 4/30/2005         $11,135.74           $10,578.96           $10,549.30
 5/31/2005         $11,326.70           $10,760.36           $10,689.47
 6/30/2005         $11,718.66           $11,132.73           $10,776.53
 7/31/2005         $11,990.02           $11,390.52           $10,909.80
 8/31/2005         $12,000.07           $11,400.07           $10,757.83
 9/30/2005         $11,809.11           $11,218.66           $10,549.15
10/31/2005         $12,090.52           $11,486.00           $10,952.15
11/30/2005         $12,311.63           $11,696.05           $11,452.49
12/31/2005         $12,340.86           $11,723.82           $11,493.67
 1/31/2006         $12,490.83           $11,866.29           $11,475.24
 2/28/2006         $12,640.81           $12,008.77           $11,835.95
 3/31/2006         $12,940.76           $12,293.72           $11,859.57
 4/30/2006         $13,176.44           $12,517.62           $12,641.16
 5/31/2006         $13,080.02           $12,426.02           $12,210.24
 6/30/2006         $13,047.89           $12,395.49           $12,083.54
 7/31/2006         $13,090.74           $12,436.20           $12,521.21
 8/31/2006         $13,347.84           $12,680.45           $12,497.43
 9/30/2006         $13,669.21           $12,985.75           $12,851.86
10/31/2006         $13,862.04           $13,168.94           $12,953.12
11/30/2006         $14,215.55           $13,504.78           $12,868.51
12/31/2006         $14,406.84           $13,686.50           $13,449.45
 1/31/2007         $14,580.98           $13,851.93           $13,533.57
 2/28/2007         $14,627.41           $13,896.04           $13,300.74
 3/31/2007         $14,639.02           $13,907.07           $13,137.75
 4/30/2007         $14,615.80           $13,885.01           $13,426.16
 5/31/2007         $14,813.16           $14,072.50           $13,591.15
 6/30/2007         $14,406.84           $13,686.50           $13,134.72

                                                         WITH NO      WITH MAX.
AVERAGE                                             SALES CHARGE   SALES CHARGE
ANNUAL RETURNS                                           OR CDSC        OR CDSC
-------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------
   One year                                               10.42%          4.89%
-------------------------------------------------------------------------------
   Three years                                            11.23%          9.34%
-------------------------------------------------------------------------------
   Since inception                                        12.22%         10.42%
-------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------
   One year                                                9.63%          8.63%
-------------------------------------------------------------------------------
   Three years                                            10.48%         10.48%
-------------------------------------------------------------------------------
   Since inception                                        11.44%         11.44%
-------------------------------------------------------------------------------

                                                         WITH NO      WITH MAX.
CUMULATIVE                                          SALES CHARGE   SALES CHARGE
TOTAL RETURNS                                            OR CDSC        OR CDSC
-------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------
   One year                                               10.42%          4.89%
-------------------------------------------------------------------------------
   Three years                                            37.60%         30.72%
-------------------------------------------------------------------------------
   Since inception                                        44.07%         36.86%
-------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------
   One year                                                9.63%          8.63%
-------------------------------------------------------------------------------
   Three years                                            34.85%         34.85%
-------------------------------------------------------------------------------
   Since inception                                        40.92%         40.92%
-------------------------------------------------------------------------------

      PERFORMANCE OVER
--------------------------------------------------------------------------------
         THE PAST SIX MONTHS

           [GRAPHIC OMITTED]     [GRAPHIC OMITTED]     [GRAPHIC OMITTED]
                 0.00%                 -2.34%                +0.57%
             FUND (CLASS A)            SECTOR              PEER GROUP

THE FUND outperformed both its sector benchmark and peer group.

THE SECTOR is represented by the PHLX/KBW Bank Index, a capitalization-weighted index composed of 24 diverse stocks representing national money center banks and leading regional institutions.

THE PEER GROUP is represented by the funds in the Morningstar Specialty -Financial investment category.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

       DATE            FUND             SECTOR           PEER GROUP
      Jan-07           1.21%             0.62%            0.9700000%
      Feb-07           1.53%            -1.10%           -1.0897880%
      Mar-07           1.62%            -2.32%           -1.6733583%
      Apr-07           1.45%            -0.18%            1.2371103%
      May-07           2.82%             1.05%            3.7174195%
      Jun-07           0.00%            -2.34%            0.4503208%

MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE
--------------------------------------------------------------------------------
Beta                                                                        0.41
--------------------------------------------------------------------------------
R 2                                                                           31
--------------------------------------------------------------------------------
Alpha                                                                       3.89
--------------------------------------------------------------------------------
Standard Deviation                                                          5.35
--------------------------------------------------------------------------------
Sharpe Ratio                                                                1.29
--------------------------------------------------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR PRINCIPIA, JUNE 2007


                                                    FINANCIAL INDUSTRIES FUND  7

--------------------------------------------------------------------------------
BURNHAM U.S. GOVERNMENT
MONEY MARKET FUND

TICKER SYMBOL                                                             BUTXX
--------------------------------------------------------------------------------
PORTFOLIO MANAGER
Molly Flewharty
Reich & Tang Asset Management L.P.
Since inception
--------------------------------------------------------------------------------
MINIMUM INVESTMENT
Regular accounts                                                        $ 2,500
IRAs                                                                    $   100
--------------------------------------------------------------------------------
ASSET VALUES
Net assets, in millions                                                 $262.81
Net asset value per share                                               $  1.00
--------------------------------------------------------------------------------
EXPENSE RATIO (annualized)                                                 0.73%
--------------------------------------------------------------------------------
INCEPTION October 13, 1999

ALL DATA AS OF JUNE 30, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              DATE           BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
            01/01/07                         4.33%
            01/02/07                         4.24%
            01/03/07                         4.17%
            01/04/07                         4.17%
            01/05/07                         4.26%
            01/06/07                         4.34%
            01/07/07                         4.42%
            01/08/07                         4.51%
            01/09/07                         4.59%
            01/10/07                         4.65%
            01/11/07                         4.65%
            01/12/07                         4.65%
            01/13/07                         4.65%
            01/14/07                         4.65%
            01/15/07                         4.65%
            01/16/07                         4.66%
            01/17/07                         4.66%
            01/18/07                         4.66%
            01/19/07                         4.66%
            01/20/07                         4.65%
            01/21/07                         4.65%
            01/22/07                         4.65%
            01/23/07                         4.63%
            01/24/07                         4.62%
            01/25/07                         4.62%
            01/26/07                         4.62%
            01/27/07                         4.62%
            01/28/07                         4.62%
            01/29/07                         4.62%
            01/30/07                         4.62%
            01/31/07                         4.62%
            02/01/07                         4.62%
            02/02/07                         4.62%
            02/03/07                         4.62%
            02/04/07                         4.62%
            02/05/07                         4.62%
            02/06/07                         4.62%
            02/07/07                         4.61%
            02/08/07                         4.61%
            02/09/07                         4.62%
            02/10/07                         4.62%
            02/11/07                         4.62%
            02/12/07                         4.63%
            02/13/07                         4.63%
            02/14/07                         4.64%
            02/15/07                         4.66%
            02/16/07                         4.66%
            02/17/07                         4.66%
            02/18/07                         4.67%
            02/19/07                         4.67%
            02/20/07                         4.67%
            02/21/07                         4.68%
            02/22/07                         4.67%
            02/23/07                         4.67%
            02/24/07                         4.66%
            02/25/07                         4.66%
            02/26/07                         4.66%
            02/27/07                         4.65%
            02/28/07                         4.66%
            03/01/07                         4.68%
            03/02/07                         4.68%
            03/03/07                         4.69%
            03/04/07                         4.70%
            03/05/07                         4.71%
            03/06/07                         4.71%
            03/07/07                         4.71%
            03/08/07                         4.69%
            03/09/07                         4.68%
            03/10/07                         4.67%
            03/11/07                         4.67%
            03/12/07                         4.66%
            03/13/07                         4.66%
            03/14/07                         4.67%
            03/15/07                         4.68%
            03/16/07                         4.68%
            03/17/07                         4.68%
            03/18/07                         4.68%
            03/19/07                         4.67%
            03/20/07                         4.66%
            03/21/07                         4.67%
            03/22/07                         4.65%
            03/23/07                         4.65%
            03/24/07                         4.65%
            03/25/07                         4.65%
            03/26/07                         4.66%
            03/27/07                         4.66%
            03/28/07                         4.66%
            03/29/07                         4.67%
            03/30/07                         4.64%
            03/31/07                         4.62%
            04/01/07                         4.59%
            04/02/07                         4.57%
            04/03/07                         4.55%
            04/04/07                         4.53%
            04/05/07                         4.53%
            04/06/07                         4.55%
            04/07/07                         4.58%
            04/08/07                         4.61%
            04/09/07                         4.64%
            04/10/07                         4.66%
            04/11/07                         4.68%
            04/12/07                         4.68%
            04/13/07                         4.71%
            04/14/07                         4.74%
            04/15/07                         4.77%
            04/16/07                         4.74%
            04/17/07                         4.73%
            04/18/07                         4.74%
            04/19/07                         4.73%
            04/20/07                         4.69%
            04/21/07                         4.64%
            04/22/07                         4.60%
            04/23/07                         4.62%
            04/24/07                         4.61%
            04/25/07                         4.59%
            04/26/07                         4.59%
            04/27/07                         4.59%
            04/28/07                         4.58%
            04/29/07                         4.58%
            04/30/07                         4.58%
            05/01/07                         4.44%
            05/02/07                         4.44%
            05/03/07                         4.44%
            05/04/07                         4.44%
            05/05/07                         4.45%
            05/06/07                         4.45%
            05/07/07                         4.46%
            05/08/07                         4.59%
            05/09/07                         4.58%
            05/10/07                         4.58%
            05/11/07                         4.58%
            05/12/07                         4.58%
            05/13/07                         4.57%
            05/14/07                         4.57%
            05/15/07                         4.59%
            05/16/07                         4.60%
            05/17/07                         4.60%
            05/18/07                         4.61%
            05/19/07                         4.61%
            05/20/07                         4.62%
            05/21/07                         4.62%
            05/22/07                         4.61%
            05/23/07                         4.61%
            05/24/07                         4.62%
            05/25/07                         4.62%
            05/26/07                         4.62%
            05/27/07                         4.62%
            05/28/07                         4.62%
            05/29/07                         4.62%
            05/30/07                         4.63%
            05/31/07                         4.63%
            06/01/07                         4.63%
            06/02/07                         4.63%
            06/03/07                         4.63%
            06/04/07                         4.63%
            06/05/07                         4.63%
            06/06/07                         4.63%
            06/07/07                         4.63%
            06/08/07                         4.64%
            06/09/07                         4.64%
            06/10/07                         4.65%
            06/11/07                         4.64%
            06/12/07                         4.64%
            06/13/07                         4.64%
            06/14/07                         4.65%
            06/15/07                         4.65%
            06/16/07                         4.66%
            06/17/07                         4.66%
            06/18/07                         4.66%
            06/19/07                         4.65%
            06/20/07                         4.64%
            06/21/07                         4.63%
            06/22/07                         4.62%
            06/23/07                         4.60%
            06/24/07                         4.59%
            06/25/07                         4.58%
            06/26/07                         4.58%
            06/27/07                         4.59%
            06/28/07                         4.60%
            06/29/07                         4.44%
            06/30/07                         4.28%

IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 7-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

YIELD AND TOTAL RETURN*
--------------------------------------------------------------------------------

YIELD AND MATURITY -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
Daily yield                                                                3.39%
--------------------------------------------------------------------------------
7-day effective yield                                                      4.28%
--------------------------------------------------------------------------------
30-day effective yield                                                     4.54%
--------------------------------------------------------------------------------
Weighted average days to maturity                                            28
--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
One year                                                                   4.59%
--------------------------------------------------------------------------------
Three years                                                                3.12%
--------------------------------------------------------------------------------
Five years                                                                 2.06%
--------------------------------------------------------------------------------
Since inception                                                            2.67%
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
One year                                                                   4.59%
--------------------------------------------------------------------------------
Three years                                                                9.65%
--------------------------------------------------------------------------------
Five years                                                                10.72%
--------------------------------------------------------------------------------
Since inception                                                           22.59%
--------------------------------------------------------------------------------

* THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

BURNHAM
--------------------------------------------------------------------------------
U.S. Government
Money Market Fund
-----------------------

      "The current short-term rate market has priced in a belief that inflationary pressures have balanced and there is no need to adjust the Federal Funds Target Rate in the foreseeable future."

                                                             /s/ Molly Flewharty

                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

Just when the market convinced itself of an imminent Federal Funds Target Rate reduction, a few pieces of positive economic data have participants adjusting their predictions to include inaction and/or a future rate increase. As we have witnessed in the past, the slightest adjustment to inflationary data can quickly result in amended interpretations and opinions regarding the near term direction of our economy. Events, such as the slowdown in the U.S. housing market and the resulting collapse of its subprime lending operations, currently have not caused the previously predicted deceleration in our economy. Therefore, the current short-term interest rate yield curve has moved from a negative slope to one that is currently flat to positive.

At the conclusion of the Federal Open Market Committee's (FOMC) June 28th gathering, the released statement commented on our economy's "moderate" growth during the first half of the year and the FOMC's belief that "the economy seems likely to continue to expand at a moderate pace over coming quarters." As in the past, the FOMC has been able to keep the market moving along smoothly without any direct action. The FOMC continues to communicate their belief that inflationary pressures still remain and that future FOMC actions will "depend on the evolution of the outlook for both inflation and economic growth."

We continue to be concerned with the current housing market and its potential drag on the growth of our economy. We believe the FOMC will eventually be forced to react to this developing scenario, however, there is no immediate need for an adjustment to the FOMC target overnight rate. Therefore, we continue to anxiously await each piece of economic data and the FOMC's decisions/ opinions to conclude whether or not our economy will continue to move in a healthy direction on its own or if it will need coaxing from Chairman Bernanke.

The current short-term rate market has priced in a belief that inflationary pressures have balanced and there is no need to adjust the Federal Funds Target Rate in the foreseeable future. In fact, there are some who continue to argue that the economy is on the brink of a period of downturn that will eventually require the FOMC to reduce their target rate within the next six months to a year. Therefore, we continue to extend some of our maturities when the value presents itself and we will continue to be cautious with any of our interest rate predictions and the duration of our purchases in order to take advantage of any opportunities in short term interest rates.

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                    BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
               ASSET ALLOCATION BY MATURITY (AS A % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

1-5 days                                                                     92%
Over 100 days                                                                 8%

                    BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
                ASSET ALLOCATION BY TYPE (AS A % OF MARKET VALUE)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

U.S. Treasury Note                                                            8%
U.S. Treasury Bills                                                          44%
Repurchase Agreements                                                        48%


8  MONEY MARKET FUND

                                                                 THE
                                                                 ---------------
                                                                 FINANCIAL PAGES
                                                                 ---------------

ABOUT THE INFORMATION IN THIS SECTION
--------------------------------------------------------------------------------

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the reporting period as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader would not be able to gain an accurate understanding of the financial information without reading the text and notes.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The funds are part of Burnham Investors Trust (the "trust"), a Delaware statutory trust.The trust is registered with the U.S. Securities and Exchange Commission as an open-end investment company, commonly known as a mutual fund. Each fund is a diversified series of the trust, with the exception of Burnham Financial Industries Fund, which is non-diversified.

Burnham Financial Services Fund and Burnham U.S. Government Money Market Fund began operations after the creation of the trust on August 20, 1998.The Burnham Financial Industries Fund commenced operations on April 30, 2004. Burnham Fund commenced operations in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.

ADMINISTRATION

The following entities handle the funds' main activities:

      ADVISOR/ADMINISTRATOR

      Burnham Asset Management Corporation
      1325 Avenue of the Americas
      New York, NY 10019

      MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

      DISTRIBUTOR

      Burnham Securities Incorporated
      1325 Avenue of the Americas
      New York, NY 10019

      UNDER THE FUNDS' (NON-MONEY MARKET FUND) 12b-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

      TRANSFER AGENT

      PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406

      HANDLES SHAREHOLDER TRANSACTIONS IN FUND SHARES.

      CUSTODIAN

      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, MA 02109

      HOLDS AND SETTLES THE FUNDS' PORTFOLIO SECURITIES.

      LEGAL COUNSEL

      Wilmer Cutler Pickering Hale and Dorr LLP
      60 State Street
      Boston, MA 02109

      OVERSEES LEGAL AFFAIRS FOR THE TRUST.

SHARE CLASSES

The funds offer share classes, as follows:

o     ONE SHARE CLASS, WITHOUT REDEMPTION FEE

      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

o TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00% AND CLASS C HAVING A MAXIMUM BACK END SALES CHARGE OF 1.00%:

      BURNHAM FINANCIAL INDUSTRIES FUND

      BURNHAM FUND*

      BURNHAM FINANCIAL SERVICES FUND*

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

The CDSC on Class C shares declines to zero after the first year and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class.The trust may issue any number of shares of each fund and class.

*Burham Fund and Burnham Financial Services Fund formerly offered Class B shares, Class B having a maximum contingent deferred sales charge (CDSC) of 5.00%. Since June 30, 2004, Class B shares are no longer offered to new investors.After 8 years, the existing Class B shares will automatically convert to Class A shares.

DISTRIBUTIONS TO SHAREHOLDERS

Each fund distributes its net investment income and net realized capital gains to shareholders every year.The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham U.S. Government Money Market Fund expects to declare income distributions daily and pay them monthly; Burnham Fund, Burnham Financial Services Fund and Burnham Financial Industries Fund expect to declare and pay income distributions once a year. Except for the Burnham U.S. Government Money Market Fund, which is not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.


                                                              FINANCIAL PAGES  9

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages.These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, June 30, 2007).The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report.

PORTFOLIO HOLDINGS

Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped.The groupings that we use are based on those used by Standard & Poor's, with minor modifications.The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES

Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date.We present each fund's total assets and its total liabilities; the difference between the two is the fund's net assets.

STATEMENT OF OPERATIONS

The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).

STATEMENT OF CHANGES IN NET ASSETS

Three major factors determine the size of a mutual fund's assets: the performance of its investments, how much money investors put in or take out, and amounts paid out in dividends. Each fund's Statement of Changes in Net Assets reflects all of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.

FINANCIAL HIGHLIGHTS

These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semi-annual reports, there are also figures for the six-month report period.The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges.The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.

      RISKS NOT REFLECTED IN BALANCE SHEETS
      --------------------------------------------------------------------------

      EXCEPT FOR THE MONEY MARKET FUND, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE WRITTEN OPTIONS, PURCHASED OPTIONS AND SHORT SALES. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report.These policies are consistent with generally accepted accounting principles for U.S. mutual funds.

VALUING SECURITIES

The funds use these methods to value portfolio securities:

      STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NAS-DAQ Official Closing Price ("NOCP") on the valuation date. If there are no trades or no closing price that day, securities are valued at the last available or official bid price.

      BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker.These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

      MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund.The Burnham U.S. Government Money Market Fund values them at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities).The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

      REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the Trustees' credit standards, are recorded at cost.Any repurchase agreements must be fully collateralized by U.S. government securities, which are held by a custodian bank until the agreements mature.These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counter-party default, a fund has the right to use the collateral to offset losses incurred.There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.


10  FINANCIAL PAGES

      OPTIONS may be written or purchased by the non-money market funds to manage exposure to certain changes in markets.When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability.The fund subsequently marks-to-market the liability, to reflect the option's current value.The potential risk to the funds is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments or if there is an illiquid secondary market for the contracts.When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security).When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and for written options.

      FAIR VALUE PRICING

      Each fund (other than the money market fund) values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available or if market quotations are unreliable, a fund values its securities by a method that the Trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

      SHORT SALES

      Short sales may be used by non-money market funds to manage risk to certain changes in the market.When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to the proceeds received.The amount of the liability is subsequently marked-to-market to reflect the market value of the securities sold short.The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times; cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short.All short sales must be collateralized as required by law or agreement with the funds prime broker.The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

      Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected in the Statement of Assets and Liabilities.This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period, only Burnham Financial Industries Fund engaged in short sales.

      ACCOUNTING FOR PORTFOLIO TRANSACTIONS

      The funds account for purchases and sales of portfolio securities as of each security's trade date.The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes).When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes.The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

      DISTRIBUTIONS AND TAXES

      The funds record distributions on the ex-dividend date. On occasion, a fund may make reclassifications among some of its capital accounts.This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders.The fund would only make reclassifications consistent with federal tax regulations.

      AFFILIATED PARTIES

      Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor.The trust paid only trustees not currently affiliated with the trust. None of the trust's officers received any compensation from the trust.

      EXPENSES

      Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

      USE OF MANAGEMENT ESTIMATES

      Management has had to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a fund's assets, liabilities, income, and other items may ultimately differ from what is shown here.

      SECURITIES LENDING

      The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

      When a fund lends securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower's bankruptcy, may be delayed in, or prevented from, liquidating the collateral.The fund will bear the risk of loss with respect to the investment of cash collateral.


                                                             FINANCIAL PAGES  11

Burnham Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                       SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 91.19%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY 9.62%
AUTO MANUFACTURERS - FOREIGN 1.87%
     Toyota Motor Corp. - ADR                            15,000   $   1,888,200
                                                                  --------------
BROADCASTING & CABLE TV 0.70%
   o Comcast Corp., Class A                              25,000         703,000
                                                                  --------------
CASINOS & GAMING 1.52%
     Boyd Gaming Corp.                                   15,000         737,850
     International Game Technology                       20,000         794,000
                                                                  --------------
                                                                      1,531,850
                                                                  --------------
CONSUMER ELECTRONICS 1.53%
     Sony Corp. - ADR                                    30,000       1,541,100
                                                                  --------------
DEPARTMENT STORES 0.84%
   o Sears Holdings Corp.                                 5,000         847,500
                                                                  --------------
RESTAURANTS 3.16%
   o California Pizza Kitchen, Inc.                      30,000         644,400
     McDonald's Corp.                                    50,000       2,538,000
                                                                  --------------
                                                                      3,182,400
                                                                  --------------
TOTAL CONSUMER DISCRETIONARY (COST: $7,754,489)                       9,694,050
                                                                  --------------
CONSUMER STAPLES  7.23%
DRUG RETAIL 0.32%
   o Rite Aid Corp.                                      50,000         319,000
                                                                  --------------
HOUSEHOLD PRODUCTS 2.18%
     Colgate-Palmolive Co.                               15,000         972,750
     Procter & Gamble Co.                                20,000       1,223,800
                                                                  --------------
                                                                      2,196,550
                                                                  --------------
PACKAGED FOOD & MEATS 1.35%
   o The Hain Celestial Group, Inc.                      50,000       1,357,000
                                                                  --------------
SECURITY & PROTECTION SERVICES 0.81%
   o L-1 Identity Solutions, Inc. a                      40,000         818,000
                                                                  --------------
SOFT DRINKS 2.57%
     PepsiCo, Inc.                                       40,000       2,594,000
                                                                  --------------
TOTAL CONSUMER STAPLES (COST: $5,677,864)                             7,284,550
                                                                  --------------
ENERGY  22.96%
INTEGRATED OIL & GAS 9.99%
     Chevron Corp.                                       20,000       1,684,800
     Exxon Mobil Corp. 7                                100,000       8,388,000
                                                                  --------------
                                                                     10,072,800
                                                                  --------------
OIL & GAS - EXPLORATION & PRODUCTION 5.17%
     Chesapeake Energy Corp. a                           60,000       2,076,000
     Devon Energy Corp.                                  40,000       3,131,600
                                                                  --------------
                                                                      5,207,600
                                                                  --------------

                                                     NUMBER OF
                                                       SHARES         VALUE
--------------------------------------------------------------------------------
OIL & GAS - REFINING/MARKETING
   & TRANSPORTATION 6.77%
     Kinder Morgan Management LLC                        42,085   $   2,184,232
     The Williams Companies, Inc.                       100,000       3,162,000
     Valero Energy Corp.                                 20,000       1,477,200
                                                                  --------------
                                                                      6,823,432
                                                                  --------------
OIL & GAS - STORAGE & TRANSPORTATION 1.03%
     Spectra Energy Corp.                                40,000       1,038,400
                                                                  --------------
TOTAL ENERGY (COST: $9,428,528)                                      23,142,232
                                                                  --------------
FINANCIAL SERVICES 17.64%
CONSUMER FINANCE 4.55%
     American Express Co.                                75,000       4,588,500
                                                                  --------------
DIVERSIFIED INVESTMENTS 0.83%
     Penn West Energy Trust a                            25,000         834,250
                                                                  --------------
INVESTMENT BANKING & BROKERAGE 4.15%
     Merrill Lynch & Co., Inc.                           30,000       2,507,400
     Morgan Stanley                                      20,000       1,677,600
                                                                  --------------
                                                                      4,185,000
                                                                  --------------
LIFE & HEALTH INSURANCE 1.28%
     MetLife, Inc.                                       20,000       1,289,600
                                                                  --------------
MULTI-LINE INSURANCE 1.04%
     American International Group, Inc.                  15,000       1,050,450
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES 3.86%
     Bank of America Corp.                               30,000       1,466,700
     JPMorgan Chase & Co.                                50,000       2,422,500
                                                                  --------------
                                                                      3,889,200
                                                                  --------------
THRIFTS & MORTGAGE FINANCE 1.93%
     People's United Financial, Inc.                     50,000         886,500
     Sovereign Bancorp, Inc. 7                           50,000       1,057,000
                                                                  --------------
                                                                      1,943,500
                                                                  --------------
TOTAL FINANCIAL SERVICES (COST: $12,412,246)                         17,780,500
                                                                  --------------
HEALTHCARE 1.01%
PHARMACEUTICALS 1.01%
     Pfizer Inc.                                         40,000       1,022,800
                                                                  --------------
TOTAL HEALTHCARE (COST: $1,057,500)                                   1,022,800
                                                                  --------------
INDUSTRIALS 7.61%
AEROSPACE/DEFENSE 4.29%
     The Boeing Co. 7                                    20,000       1,923,200
     Triumph Group, Inc.                                 15,000         982,050
     United Technologies Corporation                     20,000       1,418,600
                                                                  --------------
                                                                      4,323,850
                                                                  --------------
INDUSTRIAL CONGLOMERATES 2.28%
     General Electric Co.                                60,000       2,296,800
                                                                  --------------
RAILROADS 1.04%
     Norfolk Southern Corp.                              20,000       1,051,400
                                                                  --------------
TOTAL INDUSTRIALS (COST: $6,836,883)                                  7,672,050
                                                                  --------------


12  BURNHAM FUND                               SEE NOTES TO FINANCIAL STATEMENTS

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                       SHARES         VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 13.21%
BUSINESS SOFTWARE & SERVICES 0.64%
   o Quest Software, Inc.                                40,000   $     647,600
                                                                  --------------
COMMUNICATIONS EQUIPMENT 1.93%
   o Cisco Systems, Inc. 7                               70,000       1,949,500
                                                                  --------------
COMPUTER HARDWARE 3.63%
   o Apple, Inc.                                         30,000       3,661,200
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS 0.97%
   o SanDisk Corp. 7                                     20,000         978,800
                                                                  --------------
INTERNET SOFTWARE & SERVICES 3.11%
   o Google Inc.                                          6,000       3,140,280
                                                                  --------------
SYSTEMS SOFTWARE 2.93%
     Microsoft Corp.                                     60,000       1,768,200
   o Oracle Corp.                                        60,000       1,182,600
                                                                  --------------
                                                                      2,950,800
                                                                  --------------
TOTAL INFORMATION TECHNOLOGY (COST: $9,391,891)                      13,328,180
                                                                  --------------
MATERIALS  4.49%
BUILDING MATERIALS 0.84%
     Universal Forest Products, Inc.                     20,000         845,200
                                                                  --------------
DIVERSIFIED METALS & MINING 1.64%
     Freeport-McMoRan Copper & Gold Inc.                 20,000       1,656,400
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS 2.01%
     Monsanto Co.                                        30,000       2,026,200
                                                                  --------------
TOTAL MATERIALS (COST: $3,395,287)                                    4,527,800
                                                                  --------------
TELECOMMUNICATIONS SERVICES  2.46%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.46%
     AT&T Inc.                                           30,000       1,245,000
     Verizon Communications Inc.                         30,000       1,235,100
                                                                  --------------
                                                                      2,480,100
                                                                  --------------
TOTAL TELECOMMUNICATIONS
   SERVICES (COST: $1,894,790)                                        2,480,100
                                                                  --------------
UTILITIES  4.96%
GAS UTILITIES 1.62%
     Southern Union Co.                                  50,000       1,629,500
                                                                  --------------
INDIVIDUAL POWER PRODUCERS & ENERGY TRADERS 3.34%
   o AES Corp. 7                                         40,000         875,200
   o NRG Energy, Inc.                                    60,000       2,494,200
                                                                  --------------
                                                                      3,369,400
                                                                  --------------
TOTAL UTILITIES (COST: $2,845,526)                                    4,998,900
                                                                  --------------
TOTAL COMMON STOCKS (COST: $60,695,004)                              91,931,162
                                                                  --------------
EXCHANGE TRADED FUND 0.82%
     iShares Dow Jones US
        Broker-Dealers Index Fund a                      15,000         819,450
                                                                  --------------
TOTAL EXCHANGE TRADED FUND (COST: $830,700)                             819,450
                                                                  --------------

                                                     NUMBER OF
                                                       SHARES         VALUE
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES 4.70%
     Blackrock Enhanced
        Dividend Achievers Trust                         75,000   $   1,083,750
     China Fund, Inc.                                    50,000       1,912,500
     India Fund, Inc. a                                  40,000       1,746,000
                                                                  --------------
TOTAL REGISTERED INVESTMENT
   COMPANIES (COST: $3,807,772)                                       4,742,250
                                                                  --------------

                                                       FACE
                                                       VALUE
                                                    -----------

SHORT-TERM INSTRUMENTS b 9.27%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT0.02%
     People's Bank
     5.35%, 7/27/07                                 $    25,000          25,000
                                                                  --------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $25,000)                             25,000
                                                                  --------------
DISCOUNTED COMMERCIAL PAPER 5.01%
     American Express Credit Corp.
     5.20%, 7/02/07                                     978,000         977,576
     5.26%, 7/02/07                                   4,071,000       4,070,688
                                                                  --------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $5,048,264)                                                 5,048,264
                                                                  --------------
INVESTMENT TRUST 4.10%
     Securities Lending Investment
     Fund, a series of the Brown
     Brothers Investment Trust c,16                   4,132,787       4,132,787
                                                                  --------------
TOTAL INVESTMENT TRUST (COST: $4,132,787)                             4,132,787
                                                                  --------------
TIME DEPOSIT 0.14%
     Citibank NA
     4.74%, 7/02/07                                     137,676         137,676
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $137,676)                                     137,676
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $9,343,727)                       9,343,727
                                                                  --------------

                                                     NUMBER OF
                                                     CONTRACTS
                                                    -----------

PUT OPTION PURCHASED 0.00%
     Apple, Inc. Puts
     @ 85 due Jul 07                                        100             500
                                                                  --------------
TOTAL PUT OPTION PURCHASED
   (PREMIUMS PAID: $48,400)                                                 500
                                                                  --------------

--------------------------------------------------------------------------------
   TOTAL INVESTMENTS 105.98%
   (COST $74,725,603)                                             $ 106,837,089

   CALL OPTIONS WRITTEN (0.20)%
   (PREMIUMS RECEIVED $139,148)                                        (199,000)

   LIABILITIES, LESS CASH AND OTHER ASSETS (5.78)%                   (5,826,715)
                                                                  --------------
   NET ASSETS 100.00%                                             $ 100,811,374
                                                                  ==============

--------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS                               BURNHAM FUND  13

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                     CONTRACTS        VALUE
--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (0.20)%

     AES Corp. Calls
     @ 25 due Nov 07                                        100   $      (6,500)
                                                                  --------------
     Cisco Systems, Inc. Calls
     @ 27.5 due Jul 07                                      200         (15,000)
                                                                  --------------
     Exxon Mobil Corp. Calls
     @ 85 due Oct 07                                        250         (97,500)
                                                                  --------------
     SanDisk Corp. Calls
     @ 47.5 due Oct 07                                      100         (50,000)
     @ 55 due Aug 07                                        100          (5,000)
                                                                  --------------
                                                                        (55,000)
                                                                  --------------
     Sovereign Bancorp, Inc. Calls
     @ 30 due Jul 07                                        200          (2,000)
                                                                  --------------
     The Boeing Co. Calls
     @ 105 due Nov 07                                       100         (23,000)
                                                                  --------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $139,148)                                  $    (199,000)
                                                                  ==============

   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2007, BASED ON SECURITIES OWNED WAS $74,725,603. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT JUNE 30, 2007 WAS $32,643,719 AND ($532,233), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.17%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITORY RECEIPT.


14  BURNHAM FUND                               SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM Financial Services Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                       SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 96.46%
(PERCENTAGE OF NET ASSETS)

BANKS 49.03%
BANKS - REGIONAL 48.42%
     Alliance Financial Corp.                           169,048   $   4,449,343
     Bancorp Rhode Island, Inc.                         113,461       4,339,883
   o Bank of Florida Corp.                               50,500         877,690
     Boardwalk Bancorp, Inc.                             41,632         728,144
     CapitalSouth Bancorp                                29,250         466,538
   o Centennial Bank Holdings, Inc                      690,266       5,846,553
     Center Bancorp, Inc.                                39,375         581,175
   o Coast Financial Holdings, Inc.                     119,300         402,041
   o Connecticut Bank & Trust Co.                        59,700         492,525
     Federal Trust Corp.                                 20,300         166,460
     First Community Bancorp a                           36,140       2,067,569
     First Indiana Corp.                                 64,800       1,433,376
     First State Bancorporation                          55,000       1,170,950
   o Great Lakes Bancorp, Inc.                           52,450         692,865
     MetroCorp Bancshares, Inc.                           7,067         151,375
     Midwest Banc Holdings, Inc.                         75,000       1,087,500
     NewAlliance Bancshares, Inc. 7                      69,000       1,015,680
   o Oritani Financial Corp a                            35,250         503,722
     Osage Bancshares, Inc.                              50,000         410,000
     Porter Bancorp, Inc.                               132,923       3,025,327
     Prosperity Bancshares, Inc.                         32,000       1,048,320
     Provident Bankshares Corp. a                        20,000         655,600
     Sterling Bancorp                                   275,000       4,408,250
     Sterling Bancshares, Inc.                          150,000       1,696,500
   o Sun American Bancorp                                11,492         114,116
   o Superior Bancorp                                    55,150         564,185
     Susquehanna Bancshares, Inc.                        25,000         559,250
   o Texas Capital Bancshares, Inc.                      58,300       1,303,005
     TCF Financial Corp.                                 40,000       1,112,000
   o TFS Financial Corp.                                100,000       1,154,000
     U.S.B. Holding Co., Inc.                           150,500       2,868,530
     ViewPoint Financial Group a                        374,993       6,453,630
     Washington Trust Bancorp, Inc.                       3,859          97,285
                                                                  --------------
                                                                     51,943,387
                                                                  --------------
DIVERSIFIED BANKS 0.61%
     U.S. Bancorp 7                                      20,000         659,000
                                                                  --------------
TOTAL BANKS (COST: $54,016,300)                                      52,602,387
                                                                  --------------
DIVERSIFIED FINANCIALS 5.18%
OTHER DIVERSIFIED FINANCIAL SERVICES 1.14%
     Bank of America Corp. 7                             25,000       1,222,250
                                                                  --------------
PROPERTY & CASUALTY INSURANCE 3.55%
   o AmCOMP Inc.                                         14,400         140,400
   o CRM Holdings, Ltd.                                 479,162       3,665,589
                                                                  --------------
                                                                      3,805,989
                                                                  --------------
REAL ESTATE INVESTMENT TRUST 0.22%
     Opteum Inc.                                         87,200         237,184
                                                                  --------------
UNREGISTERED INVESTMENT COMPANY 0.27%
     Peregrine Holdings Ltd. c,12,13                    275,000         285,819
                                                                  --------------
TOTAL DIVERSIFIED FINANCIALS (COST: $6,024,760)                       5,551,242
                                                                  --------------

                                                     NUMBER OF
                                                       SHARES         VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE 42.25%
THRIFTS & MORTGAGE FINANCE 42.25%
     Astoria Financial Corp.                             40,000   $   1,001,600
     Bank of Atlanta c,13                               228,572       1,600,004
     Berkshire Hills Bancorp, Inc.                       69,400       2,186,794
   o Chicopee Bancorp, Inc.                             125,000       1,918,750
     Citizens South Banking Corp., Inc.                 223,871       2,825,252
     Clifton Savings Bancorp, Inc.                       38,250         414,630
     Dime Community Bancshares, Inc.                    175,000       2,308,250
     First Clover Leaf Financial Corp.                   33,700         365,645
     Hudson City Bancorp, Inc.                          312,300       3,816,306
   o Investors Bancorp, Inc. a                          415,067       5,574,350
     Kearny Financial Corp.                              89,745       1,209,763
     Liberty Bancorp, Inc.                              116,031       1,275,181
     New England Bancshares, Inc.                        53,076         663,450
   o Northeast Community Bancorp, Inc.                  172,214       1,990,794
     Parkvale Financial Corp.                            17,024         505,783
     People's United Financial, Inc.                    318,600       5,648,778
     Provident New York Bancorp                          84,500       1,141,595
     Pulaski Financial Corp.                             44,650         678,233
     Rome Bancorp, Inc.                                  45,257         555,756
     SI Financial Group, Inc.                            31,492         356,174
     Sovereign Bancorp, Inc. 7                          197,500       4,175,150
     Webster Financial Corp. 7                           20,000         853,400
     Westfield Financial, Inc.                          168,500       1,679,945
     Willow Financial Bancorp, Inc.                     199,252       2,590,276
                                                                  --------------
                                                                     45,335,859
                                                                  --------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $45,076,688)                                               45,335,859
                                                                  --------------
   TOTAL COMMON STOCKS (COST: $105,117,748)                         103,489,488
                                                                  --------------

                                                       FACE
                                                       VALUE
                                                    -----------
SHORT-TERM INSTRUMENTS b 11.89%
(PERCENTAGE OF NET ASSETS)

CERTIFICATES OF DEPOSIT 0.12%
   Eastern Bank
   5.00%, 11/30/07                                  $   100,000         100,000
                                                                  --------------
   People's Bank
   5.35%, 7/27/07                                        25,000          25,000
                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT (COST: $125,000)                          125,000
                                                                  --------------
DISCOUNTED COMMERCIAL PAPER 3.45%
   American Express Credit Corp.
   5.26%, 7/02/07                                     3,700,000       3,699,459
                                                                  --------------
TOTAL DISCOUNTED COMMERCIAL
   PAPER (COST: $3,699,459)                                           3,699,459
                                                                  --------------
INVESTMENT TRUST 7.80%
   Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust d,16                              8,371,064       8,371,064
                                                                  --------------
TOTAL INVESTMENT TRUST (COST: $8,371,064)                             8,371,064
                                                                  --------------


SEE NOTES TO FINANCIAL STATEMENTS                    FINANCIAL SERVICES FUND  15

BURNHAM Financial Services Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                       FACE
                                                       VALUE          VALUE
--------------------------------------------------------------------------------
TIME DEPOSIT 0.52%
   Wachovia Bank
   4.74%, 7/02/07                                   $   564,805   $     564,805
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $564,805)                                     564,805
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $12,760,328)                     12,760,328
                                                                  --------------

                                                     NUMBER OF
                                                     CONTRACTS
                                                    -----------
CALL OPTION PURCHASED 0.16%
     Sovereign Bancorp, Inc. Calls
     @ 19 due Jan 08                                        500         173,250
                                                                  --------------
TOTAL CALL OPTION PURCHASED
   (PREMIUMS PAID: $247,190)                                            173,250
                                                                  --------------

--------------------------------------------------------------------------------
   TOTAL INVESTMENTS 108.51%
   (COST $118,125,266)                                            $ 116,423,066

   CALL OPTIONS WRITTEN (0.11)%
   (PREMIUMS RECEIVED $318,589)                                        (118,100)

   LIABILITIES, LESS CASH AND OTHER ASSETS (8.40)%                   (9,012,525)
                                                                  --------------
   NET ASSETS 100.00%                                             $ 107,292,441
                                                                  ==============

--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                     CONTRACTS
                                                     ---------
CALL OPTION WRITTEN (0.11)%
     Bank of America Corp. Calls
     @ 55 due Jan 08                                        250   $     (15,000)
                                                                  --------------
     NewAlliance Bancshares, Inc. Calls
     @ 15 due Jan 08                                        500         (65,000)
                                                                  --------------
     Sovereign Bancorp, Inc. Calls
     @ 25 due Jan 08                                        250         (21,250)
     @ 30 due Jul 07                                        705          (7,050)
     @ 30 due Jan 08                                        520          (7,800)
                                                                  --------------
                                                                        (36,100)
                                                                  --------------
     U.S. Bancorp Calls
     @ 37.5 due Sep 07                                      200          (1,000)
                                                                  --------------
     Webster Financial Corp. Calls
     @ 50 due Jul 07                                        200          (1,000)
                                                                  --------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $318,589)                                  $    (118,100)
                                                                  ==============

--------------------------------------------------------------------------------

   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2007, BASED ON SECURITIES OWNED WAS $118,125,266. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT JUNE 30, 2007 WAS $5,383,142 AND ($7,085,342), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 4.09%.

c INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS 1,885,823, REPRESENTING 1.76% OF NET ASSETS.

d REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.


16  FINANCIAL SERVICES FUND                    SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM Financial Industries Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                       SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 94.83%
(PERCENTAGE OF NET ASSETS)

BANKS 24.10%
BANKS - REGIONAL 21.14%
     First Community Bancorp+                            37,920   $   2,169,403
     NewAlliance Bancshares, Inc. 7                      34,500         507,840
     Provident Bankshares Corp.+                         25,000         819,500
     Susquehanna Bancshares, Inc.                        12,500         279,625
     TCF Financial Corp.+,7                              45,000       1,251,000
   o TFS Financial Corp.                                 49,999         576,988
     The Colonial BancGroup, Inc.+                       35,000         873,950
     The South Financial Group, Inc.                     25,000         566,000
                                                                  --------------
                                                                      7,044,306
                                                                  --------------
DIVERSIFIED BANKS 2.96%
     U.S. Bancorp 7                                      30,000         988,500
                                                                  --------------
TOTAL BANKS (COST: $7,891,781)                                        8,032,806
                                                                  --------------
DIVERSIFIED FINANCIALS 19.43%
ASSET MANAGEMENT & CUSTODY BANKS 1.24%
     The Bank of New York Co., Inc. 7                    10,000         414,400
                                                                  --------------
MONEY CENTER 3.08%
     Citigroup Inc. 7                                    20,000       1,025,800
                                                                  --------------
MULTI-LINE INSURANCE 4.42%
     Assurant, Inc. 7                                    25,000       1,473,000
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES 5.82%
     Bank of America Corp. 7                             25,000       1,222,250
     The PNC Financial Services
        Group, Inc. 7,17                                 10,000         715,800
                                                                  --------------
                                                                      1,938,050
                                                                  --------------
PROPERTY & CASUALTY INSURANCE 4.87%
     American International Group, Inc. 7                15,000       1,050,450
     Progressive Corp.                                   24,000         574,320
                                                                  --------------
                                                                      1,624,770
                                                                  --------------
TOTAL DIVERSIFIED FINANCIALS (COST: $6,074,504)                       6,476,020
                                                                  --------------
THRIFTS & MORTGAGE FINANCE 51.30%
THRIFTS & MORTGAGE FINANCE 51.30%
     Astoria Financial Corp.                             20,000         500,800
     Hudson City Bancorp, Inc.+                         200,000       2,444,000
   o Investors Bancorp, Inc.+,a                         322,299       4,328,476
     Kearny Financial Corp.+                             68,000         916,640
     People's United Financial, Inc.+                   159,300       2,824,389
     Provident Financial Services, Inc.+                150,000       2,364,000
     Sovereign Bancorp, Inc. 7                           75,000       1,585,500
     Washington Mutual, Inc. 7                           40,000       1,705,600
     Webster Financial Corp. 7                           10,000         426,700
                                                                  --------------
                                                                     17,096,105
                                                                  --------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $17,670,857)                                               17,096,105
                                                                  --------------
TOTAL COMMON STOCKS (COST: $31,637,142)                              31,604,931
                                                                  --------------

                                                       FACE
                                                       VALUE          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS b 14.59%
(PERCENTAGE OF NET ASSETS)

CERTIFICATES OF DEPOSIT 0.38%
     Eastern Bank
     5.00%, 11/30/07                                $   100,000   $     100,000
                                                                  --------------
     People's Bank
     5.35%, 7/27/07                                      25,000          25,000
                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT
   (COST: $125,000)                                                     125,000
                                                                  --------------
DISCOUNTED COMMERCIAL PAPER 5.03%
     American Express Credit Corp.
     5.20%, 7/02/07                                   1,676,000       1,675,758
                                                                  --------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $1,675,758)                                                 1,675,758
                                                                  --------------
INVESTMENT TRUST 8.83%
     Securities Lending Investment Fund,
     a series of the Brown Brothers
     Investment Trust c,16                            2,943,889       2,943,889
                                                                  --------------
TOTAL INVESTMENT TRUST
   (COST: $2,943,889)                                                 2,943,889
                                                                  --------------
TIME DEPOSIT 0.35%
     Wells Fargo & Co.
     4.74%, 7/02/07                                     116,309         116,309
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $116,309)                                     116,309
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $4,860,956)                       4,860,956
                                                                  --------------

                                                     NUMBER OF
                                                     CONTRACTS
                                                    -----------
CALL OPTION PURCHASED 0.26%
     Sovereign Bancorp, Inc. Calls
     @ 19 due Jan 08                                        250          86,625
                                                                  --------------
TOTAL CALL OPTION PURCHASED
   (PREMIUMS PAID: $123,595)                                             86,625
                                                                  --------------
PUT OPTIONS PURCHASED 0.07%
     Torchmark Corp. Puts
     @ 65 due Aug 07                                        200          11,000
                                                                  --------------
     Wells Fargo & Co. Puts
     @ 35 due Jul 07                                        250          13,750
                                                                  --------------
TOTAL PUT OPTIONS PURCHASED
   (PREMIUMS PAID: $24,762)                                              24,750
                                                                  --------------


SEE NOTES TO FINANCIAL STATEMENTS                  FINANCIAL INDUSTRIES FUND  17

BURNHAM Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS 109.75%
   (COST $36,646,455)                                             $  36,577,262

   SHORT SALES (19.84)%
   (PROCEEDS $6,619,452)                                             (6,611,419)

   CALL OPTIONS WRITTEN (1.02)%
   (PREMIUMS RECEIVED $468,503)                                        (342,000)

   CASH AND OTHER ASSETS, LESS LIABILITIES 11.11%                     3,703,604
                                                                  --------------

   NET ASSETS 100.00%                                             $  33,327,447
                                                                  ==============
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES
                                                    -----------
SHORT SALES (19.84)%
     CIT Group Inc.                                      15,000   $    (822,450)
     East West Bancorp, Inc.                             23,300        (905,904)
     Fifth Third Bancorp                                 15,000        (596,550)
     Franklin Resources, Inc.                            10,000      (1,324,700)
     M & T Bank Corp.                                     5,000        (534,500)
     Popular, Inc.                                       25,000        (401,750)
     SAFECO Corp.                                         5,000        (311,300)
   o Signature Bank                                      10,000        (341,000)
     The Commerce Group, Inc.                            15,000        (520,800)
     The Goldman Sachs Group, Inc.                        2,500        (541,875)
     UCBH Holdings, Inc.                                 17,000        (310,590)
                                                                  --------------
TOTAL SHORT SALES
   (PROCEEDS: $6,619,452)                                            (6,611,419)
                                                                  --------------

                                                     NUMBER OF
                                                     CONTRACTS
                                                    -----------
CALL OPTIONS WRITTEN (1.02)%
     American International Group, Inc. Calls
     @ 75 due Jan 08                                         50          (9,900)
     @ 80 due Jan 08                                        100          (8,000)
                                                                  --------------
                                                                        (17,900)
                                                                  --------------
     Assurant, Inc. Calls
     @ 55 due Sep 07                                        100         (48,000)
     @ 60 due Jan 08                                        150         (52,500)
                                                                  --------------
                                                                       (100,500)
                                                                  --------------
     Bank of America Corp. Calls
     @ 52.5 due Aug 07                                       90          (1,800)
     @ 55 due Jan 08                                        160          (9,600)
                                                                  --------------
                                                                        (11,400)
                                                                  --------------
     Citigroup Inc. Calls
     @ 55 due Jan 08                                         50          (8,250)
     @ 57.5 due Jan 08                                      100         (10,000)
     @ 60 due Jan 08                                         50          (2,500)
                                                                  --------------
                                                                        (20,750)
                                                                  --------------

                                                     NUMBER OF
                                                     CONTRACTS        VALUE
--------------------------------------------------------------------------------
     NewAlliance Bancshares, Inc. Calls
     @ 15 due Jan 08                                        250   $     (32,500)
                                                                  --------------
     Sovereign Bancorp, Inc. Calls
     @ 22.5 due Jan 08                                      250         (36,250)
     @ 25 due Jan 08                                        375         (31,875)
     @ 30 due Jan 08                                        125          (1,875)
                                                                  --------------
                                                                        (70,000)
                                                                  --------------
     TCF Financial Corp. Calls
     @ 30 due Jul 07                                        250          (3,750)
                                                                  --------------
     The Bank of New York Co., Inc. Calls
     @ 45 due Jan 08                                        100         (15,000)
                                                                  --------------
     The PNC Financial Services Group, Inc. Calls
     @ 80 due Jan 08                                        100         (11,000)
                                                                  --------------
     U.S. Bancorp Calls
     @ 37.5 due Sep 07                                      200          (1,000)
     @ 37.5 due Jan 08                                      100          (2,500)
                                                                  --------------
                                                                         (3,500)
                                                                  --------------
     Washington Mutual, Inc. Calls
     @ 40 due Oct 07                                        100         (43,000)
     @ 45 due Jul 07                                        100          (3,500)
     @ 47.5 due Jul 07                                      100          (1,100)
     @ 50 due Jan 08                                        100          (7,600)
                                                                  --------------
                                                                        (55,200)
                                                                  --------------
     Webster Financial Corp. Calls
     @ 50 due Jul 07                                        100            (500)
                                                                  --------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $468,503)                                  $    (342,000)
                                                                  ==============

   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT JUNE 30, 2007, BASED ON SECURITIES OWNED WAS $36,646,455. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT JUNE 30, 2007 WAS $1,033,715 AND ($1,102,908), RESPECTIVELY.

+     SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.75%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.


18  FINANCIAL INDUSTRIES FUND                  SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM U.S. Government Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                       FACE
                                                       VALUE         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 99.38%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS 51.27%
     U.S. Treasury Bills
     2.61%, 7/05/07                                 $15,000,000   $  14,994,917
     2.61%, 7/05/07                                  50,000,000      49,983,056
     2.63%, 7/05/07                                  50,000,000      49,980,555
                                                                  --------------
                                                                    114,958,528
                                                                  --------------
     U.S. Treasury Note
     3.75%, 5/15/08                                  20,000,000      19,789,700
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST: $134,748,228)                                             134,748,228
                                                                  --------------
REPURCHASE AGREEMENTS 48.02%
     Citigroup Global Markets Inc.,
     5.10% dated 6/29/07, to be
     repurchased at $63,226,860
     on 7/02/07 (collateralized by
     $26,911,363 GNMA, 5.00%
     due 12/16/32, value $25,587,429
     and $40,884,883 GNMA, 1.13%
     due 6/16/37, value
     $38,876,572)                                    63,200,000      63,200,000
                                                                  --------------
     The Goldman Sachs Group, Inc,
     4.25% dated 6/29/07, to be
     repurchased at $63,022,313 on
     7/02/07 (collateralized by
     $65,831,000 U.S. Treasury Bond,
     4.75% due 12/27/07, value
     $64,260,272)                                    63,000,000      63,000,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (COST: $126,200,000)                                             126,200,000
                                                                  --------------
TIME DEPOSIT 0.09%
     Citibank NA
     4.74%, 7/02/07                                     242,167         242,167
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $242,167)                                     242,167
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $261,190,395)                   261,190,395
                                                                  --------------

--------------------------------------------------------------------------------

   TOTAL INVESTMENTS 99.38%
   (COST $261,190,395)*                                           $ 261,190,395

   CASH AND OTHER ASSETS, LESS LIABILITIES 0.62%                      1,616,248
                                                                  --------------

   NET ASSETS 100.00%                                             $ 262,806,643
                                                                  ==============

--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.


SEE NOTES TO FINANCIAL STATEMENTS          U.S. GOVERNMENT MONEY MARKET FUND  19

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES AS OF JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  BURNHAM          BURNHAM            BURNHAM
                                                                  BURNHAM        FINANCIAL        FINANCIAL       U.S. GOVERNMENT
                                                                    FUND       SERVICES FUND   INDUSTRIES FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
      Investments at cost of unaffiliated securities 10,19     $  74,725,603   $ 117,839,447    $  36,646,455      $ 134,990,395
      Investments at cost of affiliated securities 12,19                  --         285,819               --                 --
      Repurchase agreements                                               --              --               --        126,200,000
      Net unrealized appreciation/(depreciation) of
         investments                                              32,111,486      (1,702,200)         (69,193)                --
                                                               -------------------------------------------------------------------
      Total investments at value                                 106,837,089     116,423,066       36,577,262        261,190,395
   Cash in bank                                                       99,748           1,467               --                 --
   Cash on deposit for securities sold short 18                           --              --        7,192,230                 --
   Dividends and interest receivable                                  40,724         186,351           20,204            128,908
   Receivable for capital stock sold                                     785          18,063           75,486          2,184,123
   Receivable for investments sold                                     8,600              --          341,850                 --
   Receivable from investment advisor 5                                1,633              --            8,406                 --
   Prepaid expenses                                                   18,747          27,410           18,932              6,252
                                                               -------------------------------------------------------------------
   Total assets                                                  107,007,326     116,656,357       44,234,370        263,509,678
                                                               -------------------------------------------------------------------
LIABILITIES
      Collateral on securities loaned, at value                    4,132,787       8,371,064        2,943,889                 --
      Payable for dividend declared                                    4,902              --           19,561            397,037
      Bank overdraft                                                      --              --              446                 15
      Payable for fund shares redeemed                               163,010         657,771           72,417            119,294
      Payable for investments purchased                            1,545,024              --          841,739                 --
      Short sales at value**                                              --              --        6,611,419                 --
      Options written at value* 6                                    199,000         118,100          342,000                 --
      Payable for auditing and legal fees                             21,337          22,420           18,066             14,153
      Payable for administration fees 1                               12,568          13,999            4,253             30,048
      Payable for investment advisory fees 2                          50,272          70,035           25,515             86,290
      Payable for distribution fees and service fees 3                21,932          37,240           11,881                 --
      Payable for printing fees                                        7,811          33,550            2,164             15,432
      Payable for transfer agent fees                                 15,390          15,635            4,180              7,548
      Accrued expenses and other payables                             21,919          24,102            9,393             33,218
                                                               -------------------------------------------------------------------
      Total liabilities                                            6,195,952       9,363,916       10,906,923            703,035
                                                               -------------------------------------------------------------------
NET ASSETS                                                     $ 100,811,374   $ 107,292,441    $  33,327,447      $ 262,806,643
                                                               ===================================================================
ANALYSIS OF NET ASSETS 8,19

BY SOURCE:
      Par value                                                $     354,747   $     522,143    $     268,711      $  26,280,664
      Capital paid-in                                             63,679,854      94,218,817       28,581,664        236,525,979
      Accumulated undistributed net investment income                259,398         202,894          179,880                 --
      Accumulated net realized gain on investments                 4,465,741      13,850,298        4,231,849                 --
      Net unrealized appreciation/(depreciation) of
         investments, written options and short sales             32,051,634      (1,501,711)          65,343                 --
                                                               -------------------------------------------------------------------
NET ASSETS                                                     $ 100,811,374   $ 107,292,441    $  33,327,447      $ 262,806,643
                                                               ===================================================================
BY SHARE CLASS:
      NET ASSETS
      ----------------------------------------------------------------------------------------------------------------------------
      Class A:                                                 $  99,233,700   $  85,580,521    $  27,571,355      $ 262,806,643
      Class B:                                                 $   1,566,104   $  20,918,042    $          --      $          --
      Class C:                                                 $      11,570   $     793,878    $   5,756,092      $          --

      NAV (PAR VALUE $0.10 PER SHARE)
      ----------------------------------------------------------------------------------------------------------------------------
      Class A:                                                 $       28.42   $       20.74    $       12.43      $        1.00
      Class B:                                                 $       28.53   $       19.80    $          --      $          --
      Class C:                                                 $       28.00   $       20.48    $       12.30      $          --

      CAPITAL SHARES OUTSTANDING 9
      (UNLIMITED NUMBER OF SHARES HAS BEEN AUTHORIZED)
      ----------------------------------------------------------------------------------------------------------------------------
      Class A:                                                     3,492,170       4,126,268        2,219,012        262,806,643
      Class B:                                                        54,884       1,056,408               --                 --
      Class C:                                                       413.274          38,758          468,095                 --

 * THE PAYABLES FOR OPTIONS WRITTEN INCLUDE PREMIUMS RECEIVED FOR THE FOLLOWING AMOUNTS: BURNHAM FUND $139,148, BURNHAM FINANCIAL SERVICES FUND $318,589, AND BURNHAM FINANCIAL INDUSTRIES FUND $468,503.

**    THE PAYABLES FOR SHORT SALES INCLUDE PROCEEDS RECEIVED FOR THE FOLLOWING
      AMOUNTS: BURNHAM FINANCIAL INDUSTRIES FUND $6,619,452.


20  ASSETS & LIABILITIES                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  BURNHAM          BURNHAM            BURNHAM
                                                                  BURNHAM        FINANCIAL        FINANCIAL       U.S. GOVERNMENT
                                                                   FUND        SERVICES FUND   INDUSTRIES FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends*                                                $   619,683    $   1,191,642    $    390,624        $        --
      Interest                                                      136,702          118,926          56,270          6,919,424
      Securities lending (net of fees) 10                             9,944           10,452             601                 --
      Income on securities sold short                                    --               --         158,912                 --
      Other income                                                   41,518            7,493              --                 --
                                                               -------------------------------------------------------------------
      Total income                                                  807,847        1,328,513         606,407          6,919,424
                                                               -------------------------------------------------------------------
EXPENSES
      Administration fees 1                                          74,268          100,820          27,093            183,660
      Investment advisory fees 2                                    297,070          504,617         162,560            528,206
      Performance fees                                                   --               --          15,175                 --
      Dividends on securities sold short 5,18                            --               --          90,216                 --
      Service fees (Class B) 3                                        2,137           30,158              --                 --
      Service fees (Class C) 3                                           10              946           7,081                 --
      Distribution fees (Class A) 3                                 121,632          137,102          45,690                 --
      Distribution fees (Class B) 3                                   6,410           90,473              --                 --
      Distribution fees (Class C) 3                                      31            2,838          21,242                 --
      Transfer agent fees                                            67,085          106,319          28,203             40,401
      Audit and legal fees                                           43,418           49,715          28,103             58,760
      Reports to shareholders                                         9,776           27,450           5,896             11,343
      Trustees' fees and expenses                                    13,323           18,299           4,236             29,955
      Custodian fees                                                 11,120           16,472          17,807             19,918
      Registration fees and expenses                                  4,611            5,357           2,795              7,188
      Fund accounting expenses                                       15,853           19,407           6,588             26,410
      Miscellaneous expenses                                         41,901           54,764          23,262             59,943
                                                               -------------------------------------------------------------------
      Total expenses before reimbursement                           708,645        1,164,737         485,947            965,784
      Plus net voluntary reimbursement by advisor 5                 (14,046)              --         (44,642)                --
                                                               -------------------------------------------------------------------
      Total expenses after reimbursement                            694,599        1,164,737         441,305            965,784
                                                               -------------------------------------------------------------------

NET INVESTMENT INCOME                                           $   113,248    $     163,776    $    165,102        $ 5,953,640
                                                               ===================================================================

NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, WRITTEN OPTIONS &
SHORT SALES

REALIZED GAIN/(LOSS) FROM SECURITIES, WRITTEN OPTIONS
AND SHORT SALES TRANSACTIONS: 6
      Realized gain on securities                                 4,420,128       13,035,776       3,431,891                 --
      Realized gain/(loss) from written options                      (9,062)         223,126         181,243                 --
      Realized gain from short sales                                     --               --         383,523                 --
                                                               -------------------------------------------------------------------
      Net realized gain from securities, written options and
         short sales transactions                                 4,411,066       13,258,902       3,996,657                 --
                                                               -------------------------------------------------------------------

UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Net unrealized appreciation/(depreciation) of
         investments                                                963,335      (24,644,321)     (4,692,786)                --
      Net unrealized appreciation/(depreciation)of written
         options transactions                                        (9,000)         363,129         399,108                 --
   Net unrealized appreciation/(depreciation)of short sales
      transactions                                                       --               --         205,806                 --
                                                               -------------------------------------------------------------------
   Net unrealized appreciation/(depreciation) of
      investments, written options and short sales
      transactions                                                  954,335      (24,281,192)     (4,087,872)                --
                                                               -------------------------------------------------------------------
   Net realized and unrealized gain/(loss) on investments,
      written options and short sales transactions                5,365,401      (11,022,290)        (91,215)                --
                                                               -------------------------------------------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                   $ 5,478,649    $ (10,858,514)   $     73,887        $ 5,953,640
                                                               ===================================================================

*     NET OF FOREIGN TAXES WITHHELD OF $6,133 FOR THE BURNHAM FUND.


SEE NOTES TO FINANCIAL STATEMENTS                                 OPERATIONS  21

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               BURNHAM FUND                    BURNHAM FINANCIAL SERVICES FUND
                                                 -----------------------------------------------------------------------------------
                                                 FOR THE PERIOD ENDED  FOR THE YEAR ENDED  FOR THE PERIOD ENDED  FOR THE YEAR ENDED
                                                     JUNE 30, 2007        DECEMBER 31,         JUNE 30, 2007        DECEMBER 31,
                                                      (UNAUDITED)             2006              (UNAUDITED)             2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS

FROM OPERATIONS:
   Net investment income                             $     113,248       $     663,680         $     163,776        $     828,228
   Net realized gain from transactions                   4,411,066           5,743,606            13,258,902           13,853,017
   Unrealized appreciation/(depreciation)                  954,335           1,456,744           (24,281,192)           7,410,454
                                                 -----------------------------------------------------------------------------------
   Net increase/(decrease) in net assets
      resulting from operations                          5,478,649           7,864,030           (10,858,514)          22,091,699
                                                 -----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

FROM NET INVESTMENT INCOME:
   Class A shares                                               --            (516,733)                   --             (876,831)
   Class C shares                                               --                  --                    --               (2,200)
                                                 -----------------------------------------------------------------------------------
      Total distributions from net investment
         income                                                 --            (516,733)                   --             (879,031)
                                                 -----------------------------------------------------------------------------------
FROM REALIZED GAINS FROM SECURITIES
   TRANSACTIONS:
   Class A shares                                               --          (7,366,478)                   --          (10,267,363)
   Class B shares                                               --            (142,610)                   --           (2,315,619)
   Class C shares                                               --                (475)                   --              (51,907)
                                                 -----------------------------------------------------------------------------------
      Total distributions from realized gains                   --          (7,509,563)                   --          (12,634,889)
                                                 -----------------------------------------------------------------------------------
   Total distributions to shareholders                          --          (8,026,296)                   --          (13,513,920)
                                                 -----------------------------------------------------------------------------------
Increase (decrease) in net assets derived
      from capital share transactions                   (5,655,738)        (12,106,676)          (36,551,447)          (4,497,209)
   Redemption fees 15                                           34               3,698                 1,204                4,304
                                                 -----------------------------------------------------------------------------------
   Increase/(decrease) in net assets for the
      period                                              (177,055)        (12,265,244)          (47,408,757)           4,084,874

NET ASSETS
   Beginning of period                                 100,988,429         113,253,673           154,701,198          150,616,324
                                                 -----------------------------------------------------------------------------------
END OF PERIOD                                        $ 100,811,374       $ 100,988,429         $ 107,292,441        $ 154,701,198
                                                 ===================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF
   PERIOD                                            $     259,398       $     146,150         $     202,894        $      39,118
                                                 ===================================================================================


22  CHANGES IN NET ASSETS                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------

                                                             BURNHAM FINANCIAL                      BURNHAM U.S. GOVERNMENT
                                                              INDUSTRIES FUND                          MONEY MARKET FUND
                                                 -----------------------------------------------------------------------------------
                                                 FOR THE PERIOD ENDED  FOR THE YEAR ENDED  FOR THE PERIOD ENDED  FOR THE YEAR ENDED
                                                     JUNE 30, 2007        DECEMBER 31,         JUNE 30, 2007        DECEMBER 31,
                                                      (UNAUDITED)             2006              (UNAUDITED)             2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS

FROM OPERATIONS:
   Net investment income                            $     165,102        $     241,882        $   5,953,640         $  10,073,206
   Net realized gain from transactions                  3,996,657            2,765,488                   --                    --
   Unrealized appreciation/(depreciation)              (4,087,872)           2,367,108                   --                    --
                                                 -----------------------------------------------------------------------------------
   Net increase/(decrease) in net assets
      resulting from operations                            73,887            5,374,478            5,953,640            10,073,206
                                                 -----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

FROM NET INVESTMENT INCOME:
   Class A shares                                              --             (265,535)          (5,953,640)          (10,073,206)
   Class C shares                                              --              (10,371)                  --                    --
                                                 -----------------------------------------------------------------------------------
      Total distributions from net investment
         income                                                --             (275,906)          (5,953,640)          (10,073,206)
                                                 -----------------------------------------------------------------------------------
FROM REALIZED GAINS FROM SECURITIES
   TRANSACTIONS:
   Class A shares                                              --           (2,292,360)                  --                    --
   Class B shares                                              --                   --                   --                    --
   Class C shares                                              --             (377,376)                  --                    --
                                                 -----------------------------------------------------------------------------------
      Total distributions from realized gains                  --           (2,669,736)                  --                    --
                                                 -----------------------------------------------------------------------------------
   Total distributions to shareholders                         --           (2,945,642)          (5,953,640)          (10,073,206)
                                                 -----------------------------------------------------------------------------------
Increase (decrease) in net assets derived
      from capital share transactions                  (4,858,660)           2,680,748          (12,695,794)           45,139,945
   Redemption fees 15                                         317                2,055                   --                    --
                                                 -----------------------------------------------------------------------------------
   Increase/(decrease) in net assets for the
      period                                           (4,784,456)           5,111,639          (12,695,794)           45,139,945

NET ASSETS
   Beginning of period                                 38,111,903           33,000,264          275,502,437           230,362,492
                                                 -----------------------------------------------------------------------------------
END OF PERIOD                                       $  33,327,447        $  38,111,903        $ 262,806,643         $ 275,502,437
                                                 ===================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF
   PERIOD                                           $     179,880        $      14,778        $          --         $          --
                                                 ===================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                      CHANGES IN NET ASSETS  23

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
--------------------------------------------------------------------------------

                                                               BURNHAM FUND                     BURNHAM FINANCIAL SERVICES FUND
                                                 -----------------------------------------------------------------------------------
                                                 FOR THE PERIOD ENDED  FOR THE YEAR ENDED  FOR THE PERIOD ENDED  FOR THE YEAR ENDED
                                                     JUNE 30, 2007        DECEMBER 31,         JUNE 30, 2007        DECEMBER 31,
                                                      (UNAUDITED)             2006              (UNAUDITED)             2006
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS

CLASS A
   Net proceeds from sale of shares                  $    236,593         $    804,049         $ 12,207,649         $ 38,238,493
   Net asset value of shares issued to
      shareholders in reinvestment of dividends                --            7,000,917                   --           10,551,625
   Cost of shares redeemed                             (5,427,397)         (19,190,290)         (45,034,710)         (50,401,079)
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                              $ (5,190,804)        $(11,385,324)        $(32,827,061)        $ (1,610,961)
                                                 ===================================================================================
CLASS B
   Net proceeds from sale of shares                  $         --         $         --         $         --         $      4,174
   Net asset value of shares issued to
      shareholders in reinvestment of dividends                --              138,824                   --            2,151,623
   Cost of shares redeemed                               (469,646)            (857,284)          (3,951,787)          (5,477,046)
                                                 -----------------------------------------------------------------------------------
NET DECREASE                                         $   (469,646)        $   (718,460)        $ (3,951,787)        $ (3,321,249)
                                                 ===================================================================================
CLASS C
   Net proceeds from sale of shares                  $      4,712         $        975         $    255,997         $    478,665
   Net asset value of shares issued to
      shareholders in reinvestment of dividends                --                  475                   --               53,975
   Cost of shares redeemed                                     --               (4,342)             (28,596)             (97,639)
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                              $      4,712         $     (2,892)        $    227,401         $    435,001
                                                 ===================================================================================
NET INCREASE/(DECREASE) IN NET ASSETS DERIVED
FROM CAPITAL SHARE TRANSACTIONS                      $ (5,655,738)        $(12,106,676)        $(36,551,447)        $ (4,497,209)
                                                 ===================================================================================

SHARE TRANSACTIONS

CLASS A
   Shares sold                                              8,646               29,961              550,939            1,681,477
   Shares issued for reinvestments                             --              259,101                   --              469,800
   Shares redeemed                                       (198,896)            (706,210)          (2,061,171)          (2,277,625)
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                  (190,250)            (417,148)          (1,510,232)            (126,348)
                                                 ===================================================================================
CLASS B
   Shares sold                                                 --                   --                   --                   --
   Shares issued for reinvestments                             --                5,096                   --               99,936
   Shares redeemed                                        (17,099)             (31,591)            (189,556)            (256,200)
                                                 -----------------------------------------------------------------------------------
NET DECREASE                                              (17,099)             (26,495)            (189,556)            (156,264)
                                                 ===================================================================================
CLASS C
   Shares sold                                                172                   36               11,817               21,168
   Shares issued for reinvestments                             --                   18                   --                2,424
   Shares redeemed                                             --                 (170)              (1,330)              (4,343)
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                       172                 (116)              10,487               19,249
                                                 ===================================================================================


24  CHANGES IN NET ASSETS                      SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY - CONTINUED
--------------------------------------------------------------------------------

                                                             BURNHAM FINANCIAL                      BURNHAM U.S. GOVERNMENT
                                                              INDUSTRIES FUND                          MONEY MARKET FUND
                                                 -----------------------------------------------------------------------------------
                                                 FOR THE PERIOD ENDED  FOR THE YEAR ENDED  FOR THE PERIOD ENDED  FOR THE YEAR ENDED
                                                     JUNE 30, 2007        DECEMBER 31,         JUNE 30, 2007        DECEMBER 31,
                                                      (UNAUDITED)             2006              (UNAUDITED)             2006
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS

CLASS A
   Net proceeds from sale of shares                  $   4,402,738       $  11,897,170         $ 114,604,987        $ 377,584,073
   Net asset value of shares issued to
      shareholders in reinvestment of dividends                 --           2,107,927             6,015,328            9,613,835
   Cost of shares redeemed                              (9,744,261)        (12,061,071)         (133,316,109)        (342,057,963)
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                              $  (5,341,523)      $   1,944,026         $ (12,695,794)       $  45,139,945
                                                 ===================================================================================
CLASS B
   Net proceeds from sale of shares                  $          --       $          --         $          --        $          --
   Net asset value of shares issued to
      shareholders in reinvestment of dividends                 --                  --                    --                   --
   Cost of shares redeemed                                      --                  --                    --                   --
                                                 -----------------------------------------------------------------------------------
NET DECREASE                                         $          --       $          --         $          --        $          --
                                                 ===================================================================================
CLASS C
   Net proceeds from sale of shares                  $     839,991       $   1,047,624         $          --        $          --
   Net asset value of shares issued to
      shareholders in reinvestment of dividends                 --             286,394                    --                   --
   Cost of shares redeemed                                (357,128)           (597,296)                   --                   --
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                              $     482,863       $     736,722         $          --        $          --
                                                 ===================================================================================
NET INCREASE/(DECREASE) IN NET ASSETS DERIVED
FROM CAPITAL SHARE TRANSACTIONS                      $  (4,858,660)      $   2,680,748         $ (12,695,794)       $  45,139,945
                                                 ===================================================================================

SHARE TRANSACTIONS

CLASS A
   Shares sold                                             349,363             973,510           114,604,987          377,584,073
   Shares issued for reinvestments                              --             169,727             6,015,328            9,613,835
   Shares redeemed                                        (774,684)           (997,146)         (133,316,109)        (342,057,963)
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                   (425,321)            146,091           (12,695,794)          45,139,945
                                                 ===================================================================================

CLASS B
   Shares sold                                                  --                  --                    --                   --
   Shares issued for reinvestments                              --                  --                    --                   --
   Shares redeemed                                              --                  --                    --                   --
                                                 -----------------------------------------------------------------------------------
NET DECREASE                                                    --                  --                    --                   --
                                                 ===================================================================================
CLASS C
   Shares sold                                              67,506              86,341                    --                   --
   Shares issued for reinvestments                              --              23,209                    --                   --
   Shares redeemed                                         (28,519)            (49,289)                   --                   --
                                                 -----------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                     38,987              60,261                    --                   --
                                                 ===================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                      CHANGES IN NET ASSETS  25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                                               INCOME FROM INVESTMENT OPERATIONS
                                                        ----------------------------------------------
                                                                         NET GAINS/(LOSS)
                                                                          ON SECURITIES
                                                                           AND OPTIONS      TOTAL FROM
                                    NET ASSET VALUE     NET INVESTMENT    (BOTH REALIZED    INVESTMENT
                                  BEGINNING OF PERIOD    INCOME (LOSS)   AND UNREALIZED)    OPERATIONS
------------------------------------------------------------------------------------------------------
BURNHAM FUND

CLASS A SHARES
6/30/07 (unaudited)                      $26.89           $ 0.03 b            $ 1.50         $ 1.53
12/31/06                                  26.97             0.18 b              2.02           2.20
12/31/05                                  26.60             0.11 b              1.38           1.49
12/31/04                                  26.94             0.09 b              1.80           1.89
12/31/03                                  22.85             0.13                4.77           4.90
12/31/02                                  30.65             0.21               (7.25)         (7.04)

CLASS B SHARES
6/30/07 (unaudited)                      $27.10           $(0.06) b           $ 1.49         $ 1.43
12/31/06                                  27.23            (0.03) b             2.03           2.00
12/31/05                                  26.96            (0.05) b             1.35           1.30
12/31/04                                  27.30            (0.11) b             1.80           1.69
12/31/03                                  23.27            (0.07)               4.86           4.79
12/31/02                                  31.19             0.01               (7.35)         (7.34)

CLASS C SHARES
6/30/07 (unaudited)                      $26.59           $(0.07) b           $ 1.48         $ 1.41
12/31/06                                  26.75            (0.05) b             2.02           1.97
12/31/05                                  26.50            (0.06) b             1.34           1.28
12/31/04 f                                26.68            (0.07) b             2.08           2.01

BURNHAM FINANCIAL
SERVICES FUND

CLASS A SHARES
6/30/07 (unaudited)                      $22.56           $ 0.04 b            $(1.86)        $(1.82)
12/31/06                                  21.15             0.17 b              3.42           3.59
12/31/05                                  22.51             0.25 b             (0.18)          0.07
12/31/04                                  24.44             0.09 b              3.11           3.20
12/31/03                                  18.33             0.07 b              7.36           7.43
12/31/02                                  15.80             0.08 b              2.69           2.77

CLASS B SHARES
6/30/07 (unaudited)                      $21.61           $(0.04) b           $(1.77)        $(1.81)
12/31/06                                  20.35             0.00 b,c            3.27           3.27
12/31/05                                  21.68             0.09 b             (0.16)         (0.07)
12/31/04                                  23.80            (0.09) b             2.99           2.90
12/31/03                                  17.97            (0.09) b             7.21           7.12
12/31/02                                  15.59            (0.05) b             2.62           2.57

CLASS C SHARES
6/30/07 (unaudited)                      $22.36           $(0.04) b           $(1.84)        $(1.88)
12/31/06                                  21.05            (0.02) b             3.42           3.40
12/31/05 g                                20.60             0.11 b              1.78           1.89

BURNHAM FINANCIAL
INDUSTRIES FUND

CLASS A SHARES
6/30/07 (unaudited)                      $12.41           $ 0.06 b            $(0.04)        $ 0.02
12/31/06                                  11.52             0.10 b              1.84           1.93
12/31/05                                  11.33             0.13 b              0.82           0.95
12/31/04                                  10.00            (0.00) b,c           1.39           1.39

CLASS C SHARES
6/30/07 (unaudited)                      $12.33           $(0.03) b           $   --         $(0.03)
12/31/06                                  11.44             0.01 b              1.84           1.85
12/31/05                                  11.26             0.05 b              0.82           0.87
12/31/04                                  10.00            (0.05) b             1.37           1.32

                                                             LESS DISTRIBUTIONS
                                       -------------------------------------------------------------
                                                            DISTRIBUTIONS FROM
                                                               CAPITAL GAINS
                                           DIVIDENDS        (FROM SECURITIES
                                           (FROM NET            AND OPTIONS
                                       INVESTMENT INCOME)      TRANSACTIONS)     TOTAL DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
BURNHAM FUND

CLASS A SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                      (0.15)               (2.13)               (2.28)
12/31/05                                      (0.09)               (1.03)               (1.12)
12/31/04                                      (0.20)               (2.03)               (2.23)
12/31/03                                      (0.05)               (0.76)               (0.81)
12/31/02                                      (0.18)               (0.58)               (0.76)

CLASS B SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                         --                (2.13)               (2.13)
12/31/05                                         --                (1.03)               (1.03)
12/31/04                                         --                (2.03)               (2.03)
12/31/03                                         --                (0.76)               (0.76)
12/31/02                                         --                (0.58)               (0.58)

CLASS C SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                         --                (2.13)               (2.13)
12/31/05                                         --                (1.03)               (1.03)
12/31/04 f                                    (0.16)               (2.03)               (2.19)

BURNHAM FINANCIAL
SERVICES FUND

CLASS A SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                      (0.17)               (2.01)               (2.18)
12/31/05                                      (0.22)               (1.21)               (1.43)
12/31/04                                      (0.11)               (5.02)               (5.13)
12/31/03                                      (0.03)               (1.29)               (1.32)
12/31/02                                      (0.05)               (0.19)               (0.24)

CLASS B SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                         --                (2.01)               (2.01)
12/31/05                                      (0.05)               (1.21)               (1.26)
12/31/04                                         --                (5.02)               (5.02)
12/31/03                                         --                (1.29)               (1.29)
12/31/02                                         --                (0.19)               (0.19)

CLASS C SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                      (0.08)               (2.01)               (2.09)
12/31/05 g                                    (0.23)               (1.21)               (1.44)

BURNHAM FINANCIAL
INDUSTRIES FUND

CLASS A SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                      (0.11)               (0.93)               (1.04)
12/31/05                                      (0.10)               (0.66)               (0.76)
12/31/04                                         --                (0.06)               (0.06)

CLASS C SHARES
6/30/07 (unaudited)                          $   --               $   --               $   --
12/31/06                                      (0.03)               (0.93)               (0.96)
12/31/05                                      (0.03)               (0.66)               (0.69)
12/31/04                                         --                (0.06)               (0.06)


26  FINANCIAL HIGHLIGHTS                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                  REDEMPTION   NET ASSET VALUE
                                      FEE       END OF PERIOD    TOTAL RETURN %
-------------------------------------------------------------------------------
BURNHAM FUND

CLASS A SHARES
6/30/07 (unaudited)                 $0.00 c         $28.42            5.69
12/31/06                             0.00 c          26.89            8.11
12/31/05                             0.00 c          26.97            5.55
12/31/04                             0.00 c          26.60            7.01
12/31/03                               --            26.94           21.60
12/31/02                               --            22.85          (23.14)

CLASS B SHARES
6/30/07 (unaudited)                 $0.00 c         $28.53            5.24
12/31/06                             0.00 c          27.10            7.34
12/31/05                               --            27.23            4.77
12/31/04                             0.00 c          26.96            6.24
12/31/03                               --            27.30           20.67
12/31/02                               --            23.27          (23.69)

CLASS C SHARES
6/30/07 (unaudited)                 $0.00 c         $28.00            5.30
12/31/06                             0.00 c          26.59            7.32
12/31/05                               --            26.75            4.77
12/31/04 f                           0.00 c          26.50            7.54 a

BURNHAM FINANCIAL
SERVICES FUND

CLASS A SHARES
6/30/07 (unaudited)                 $0.00 c         $20.74           (8.07)
12/31/06                             0.00 c          22.56           17.02
12/31/05                             0.00 c          21.15            0.37
12/31/04                             0.00 c          22.51           13.13
12/31/03                               --            24.44           40.66
12/31/02                               --            18.33           17.55

CLASS B SHARES
6/30/07 (unaudited)                 $0.00 c         $19.80           (8.42)
12/31/06                             0.00 c          21.61           16.15
12/31/05                               --            20.35           (0.34)
12/31/04                             0.00 c          21.68           12.26
12/31/03                               --            23.80           39.75
12/31/02                               --            17.97           16.50

CLASS C SHARES
6/30/07 (unaudited)                 $0.00 c         $20.48           (8.41)
12/31/06                             0.00 c          22.36           16.15
12/31/05 g                           0.00 c          21.05            9.19 a

BURNHAM FINANCIAL
INDUSTRIES FUND

CLASS A SHARES
6/30/07 (unaudited)                 $0.00 c         $12.43            0.00
12/31/06                             0.00 c          12.41           16.74
12/31/05                             0.00 c          11.52            8.38
12/31/04                             0.00 c          11.33           13.87 a

CLASS C SHARES
6/30/07 (unaudited)
12/31/06                            $0.00 c         $12.30           (0.41)
12/31/05                             0.00 c          12.33           16.14
12/31/04                             0.00 c          11.44            7.65
                                     0.00 c          11.26           13.17 a

                                             RATIOS/SUPPLEMENTAL DATA
                         ----------------------------------------------------------------
                                         RATIO OF TOTAL    RATIO OF TOTAL
                                         EXPENSES AFTER   EXPENSES BEFORE
                                         REIMBURSEMENT/    REIMBURSEMENT/    RATIO OF NET
                          NET ASSETS,       RECOVERY          RECOVERY      INCOME/(LOSS)
                         END OF PERIOD     TO AVERAGE        TO AVERAGE       TO AVERAGE       PORTFOLIO
                          (IN $000'S)    NET ASSETS % 5    NET ASSETS % 5    NET ASSETS %   TURNOVER RATE %
-----------------------------------------------------------------------------------------------------------
BURNHAM FUND

CLASS A SHARES
6/30/07 (unaudited)         $ 99,234        1.39 d            1.42 d           0.24 d             28.7
12/31/06                      99,031        1.39              1.41             0.65               79.0
12/31/05                     110,562        1.39              1.39             0.43               76.3
12/31/04                     119,132        1.39              1.39             0.35               59.4
12/31/03                     126,868        1.39              1.39             0.51               91.3
12/31/02                     114,199        1.39              1.39             0.78               94.1

CLASS B SHARES
6/30/07 (unaudited)         $  1,566        2.14 d            2.17 d          (0.47) d            28.7
12/31/06                       1,951        2.14              2.16            (0.10)              79.0
12/31/05                       2,682        2.14              2.14            (0.20)              76.3
12/31/04                       3,793        2.14              2.14            (0.40)              59.4
12/31/03                       4,380        2.14              2.14            (0.24)              91.3
12/31/02                       4,929        2.13              2.13             0.05               94.1

CLASS C SHARES
6/30/07 (unaudited)         $     12        2.14 d            2.17 d          (0.51) d            28.7
12/31/06                           6        2.14              2.16            (0.18)              79.0
12/31/05                          10        2.14              2.14            (0.22)              76.3
12/31/04 f                         8        2.14 d            2.15 d          (0.41) d            59.4

BURNHAM FINANCIAL
SERVICES FUND

CLASS A SHARES
6/30/07 (unaudited)         $ 85,581        1.59 d            1.59 d           0.37 d             60.8
12/31/06                     127,139        1.57              1.57             0.74              125.9
12/31/05                     121,889        1.59              1.59             1.17              129.9
12/31/04                     188,743        1.60              1.60             0.38              125.0
12/31/03                     289,609        1.60              1.50             0.31              199.9
12/31/02                      71,903        1.60              1.60             0.47              219.6

CLASS B SHARES
6/30/07 (unaudited)         $ 20,918        2.35 d            2.35 d          (0.38) d            60.8
12/31/06                      26,930        2.32              2.32             0.00              125.9
12/31/05                      28,538        2.34              2.34             0.43              129.9
12/31/04                      38,897        2.35              2.35            (0.37)             125.0
12/31/03                      37,173        2.35              2.24            (0.44)             199.0
12/31/02                       8,201        2.34              2.34            (0.27)             219.6

CLASS C SHARES
6/30/07 (unaudited)         $    794        2.35 d            2.35 d          (0.36) d            60.8
12/31/06                         632        2.32              2.32            (0.11)             125.9
12/31/05 g                       190        2.34 d            2.34 d           0.75 d            129.9

BURNHAM FINANCIAL
INDUSTRIES FUND

CLASS A SHARES
6/30/07 (unaudited)         $ 27,571        2.33 d,i          2.58 d,i         1.02 d,i          124.6
12/31/06                      32,822        2.19 h            2.48 h           0.77 h            210.9
12/31/05                      28,781        1.79              2.01             1.15              271.1
12/31/04                      20,445        1.75 d            2.77 d          (0.03) d           108.0

CLASS C SHARES
6/30/07 (unaudited)         $  5,756        3.04 d,i          3.29 d,i        (0.47) d,i         124.6
12/31/06                       5,290        2.89 h            3.18 h           0.09 h            210.9
12/31/05                       4,220        2.49              2.70             0.43              271.1
12/31/04                       3,029        2.45 d            3.47 d          (0.67) d           108.0


SEE NOTES TO FINANCIAL STATEMENTS                       FINANCIAL HIGHLIGHTS  27

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                                   INCOME FROM INVESTMENT OPERATIONS
                                            ------------------------------------------------
                                                                                 TOTAL FROM
                        NET ASSET VALUE     NET INVESTMENT   NET REALIZED GAIN   INVESTMENT
                      BEGINNING OF PERIOD       INCOME         ON SECURITIES     OPERATIONS
--------------------------------------------------------------------------------------------
BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND e
6/30/07 (unaudited)          $1.00              $0.022              $--            $0.022
12/31/06                      1.00               0.042               --             0.042
12/31/05                      1.00               0.023               --             0.023
12/31/04                      1.00               0.006               --             0.006
12/31/03                      1.00               0.004               --             0.004
12/31/02                      1.00               0.010               --             0.010

                                            LESS DISTRIBUTIONS
                      --------------------------------------------------------------
                                           DISTRIBUTIONS FROM
                                             CAPITAL GAINS
                          DIVIDENDS         (FROM SHORT-TERM
                          (FROM NET            SECURITIES
                      INVESTMENT INCOME)      TRANSACTIONS)     TOTAL DISTRIBUTIONS
------------------------------------------------------------------------------------
BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND e
6/30/07 (unaudited)        $(0.022)                $--                $(0.022)
12/31/06                    (0.042)                 --                 (0.042)
12/31/05                    (0.023)                 --                 (0.023)
12/31/04                    (0.006)                 --                 (0.006)
12/31/03                    (0.004)                 --                 (0.004)
12/31/02                    (0.010)                 --                 (0.010)

a TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR, ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENSE OF THE EXPENSE WAIVER.

b     PER SHARE VALUES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

c     LESS THAN $0.01 PER SHARE.

d     ANNUALIZED.

e     FORMERLY THE BURNHAM U.S. TREASURY MONEY MARKET FUND.

f     COMMENCED OPERATIONS ON APRIL 30, 2004.

g     COMMENCED OPERATIONS ON APRIL 29, 2005.

h INCLUDES DIVIDEND EXPENSE ON SECURITIES SOLD SHORT. HAD ONLY OPERATING EXPENSES BEEN INCLUDED, THE RATIOS WOULD HAVE BEEN 1.81%, 2.10%, 1.15% AND 2.51%, 2.80%, 0.47% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY.

i INCLUDES DIVIDEND EXPENSE ON SECURITIES SOLD SHORT. HAD ONLY OPERATING EXPENSES BEEN INCLUDED, THE RATIOS WOULD HAVE BEEN 1.83%, 2.08%, 1.52% AND 2.53%, 2.78%, 0.03% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY.


28  FINANCIAL HIGHLIGHTS                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                         --------------------------------------------------
                                                                          RATIO OF TOTAL    RATIO OF TOTAL
                                                                          EXPENSES AFTER   EXPENSES BEFORE
                                                                          REIMBURSEMENT/    REIMBURSEMENT/    RATIO OF NET
                                                          NET ASSETS,        RECOVERY         RECOVERY       INCOME/(LOSS)
                      NET ASSET VALUE                    END OF PERIOD      TO AVERAGE        TO AVERAGE       TO AVERAGE
                       END OF PERIOD    TOTAL RETURN %    (IN $000'S)    NET ASSETS % 5    NET ASSETS % 5     NET ASSETS %
---------------------------------------------------------------------------------------------------------------------------
BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND e
6/30/07 (unaudited)        $1.00             2.26           $262,807         $  --              0.73 d           4.51 d
12/31/06                    1.00             4.24            275,502            --              0.76             4.16
12/31/05                    1.00             2.41            230,362            --              0.77             2.38
12/31/04                    1.00             0.60            235,336            --              0.74             0.62
12/31/03                    1.00             0.39            163,811          0.80              0.79             0.39
12/31/02                    1.00             1.00            139,465          0.90              0.89             1.00


SEE NOTES TO FINANCIAL STATEMENTS                       FINANCIAL HIGHLIGHTS  29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

ADMINISTRATIVE FEES

1. BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND, BURNHAM FINANCIAL INDUSTRIES FUND, AND BURNHAM U.S. GOVERNMENT MONEY MARKET FUND PAY THE ADMINISTRATOR 0.15% OF AVERAGE DAILY NET ASSETS UP TO $150 MILLION, 0.125% OF AVERAGE DAILY NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF AVERAGE DAILY NET ASSETS ABOVE $300 MILLION.

MANAGEMENT FEES

2. BURNHAM ASSET MANAGEMENT CORP. (THE "ADVISOR") SERVES AS THE ADVISOR TO THE FUNDS. THE ADVISOR IS ENTITLED TO A MONTHLY FEE AT AN ANNUAL RATE BASED UPON A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH FUND AT THE FOLLOWING RATES:

      BURNHAM FUND                                                         0.60%
      BURNHAM FINANCIAL SERVICES FUND                                      0.75%
      BURNHAM FINANCIAL INDUSTRIES FUND                                    0.90%
      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND                            0.40%

      THE ADVISOR'S BASIC FEE WITH RESPECT TO THE BURNHAM FINANCIAL INDUSTRIES FUND MAY BE ADJUSTED UPWARD OR DOWNWARD (BY UP TO 0.10% OF THE FUND'S AVERAGE DAILY NET ASSETS) DEPENDING ON WHETHER AND TO WHAT EXTENT THE FUND'S PERFORMANCE FOR THE RELEVANT PERFORMANCE PERIOD, WHICH CONSISTS OF THE CURRENT MONTH AND THE PRIOR 35 MONTHS, OR SUCH SHORTER PERIOD SINCE COMMENCEMENT OF THE FUND'S OPERATIONS, EXCEEDS OR IS EXCEEDED BY THE PERFORMANCE OF THE PHLX/KBW BANK INDEX. THIS PERFORMANCE COMPARISON IS MADE AT THE END OF EACH MONTH. FOR THE PERIOD ENDED JUNE 30, 2007, THE ADVISOR'S FEE FOR THE BURNHAM FINANCIAL INDUSTRIES FUND WAS ADJUSTED UPWARD BY 0.08%.

DISTRIBUTION FEES AND COMMISSIONS

3. BURNHAM SECURITIES INCORPORATED SERVES AS PRINCIPAL DISTRIBUTOR TO THE FUNDS PURSUANT TO A DISTRIBUTION AGREEMENT. THE FUNDS (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) HAVE ADOPTED DISTRIBUTION PLANS UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, TO REIMBURSE THE DISTRIBUTOR FOR SERVICES PROVIDED FOR DISTRIBUTING SHARES OF THE FUNDS.

THE FOLLOWING FUNDS PAY THE DISTRIBUTOR A DISTRIBUTION FEE OF:

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
      BURNHAM FUND                                   0.25%     0.75%     0.75%
      BURNHAM FINANCIAL SERVICES FUND                0.25%     0.75%     0.75%
      BURNHAM FINANCIAL INDUSTRIES FUND              0.30%       --      0.75%

THE FOLLOWING FUNDS PAY THE DISTRIBUTOR A SERVICE FEE OF:

                                                    CLASS B   CLASS C
                                                    -------   -------
      BURNHAM FUND                                   0.25%     0.25%
      BURNHAM FINANCIAL SERVICES FUND                0.25%     0.25%
      BURNHAM FINANCIAL INDUSTRIES FUND                --      0.25%

THE DISTRIBUTOR ALSO RECEIVED FEES FROM SHAREHOLDER TRANSACTIONS AND PORTFOLIO
TRADES:

                                   CLASS A
                                    SALES
                                 COMMISSION/   CLASS B   CLASS C      BROKER
                                     CDSC        CDSC      CDSC    COMMISSIONS
                                 -----------   -------   -------   -----------
      BURNHAM FUND                 $ 1,048     $ 3,275     $ --      $66,075
      BURNHAM FINANCIAL
        SERVICES FUND              $11,552     $63,729     $154      $    --
      BURNHAM FINANCIAL
        INDUSTRIES FUND            $ 5,807     $    --     $438      $   525

OFFERING PRICE

4. FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE WAS $29.92, $21.83 AND $13.08 FOR BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND, RESPECTIVELY. THE REDEMPTION PRICE IS NAV. FOR CLASS B AND CLASS C SHARES, THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

EXPENSES

5. EFFECTIVE MAY 1, 2007, THE ADVISOR ADOPTED A CONTRACTUAL EXPENSE LIMITATION AGREEMENT (THE "AGREEMENT") THAT SUPERCEDES THE VOLUNTARY EXCESS EXPENSE AGREEMENT THAT WAS IN PLACE. UNDER THE AGREEMENT, THE ADVISOR CONTRACTUALLY LIMITS THE FOLLOWING FUNDS' TOTAL EXPENSES TO THE RATES BELOW BASED ON AVERAGE NET ASSETS FOR CLASS A, CLASS B AND CLASS C:

                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
      BURNHAM FUND                                   1.39%     2.14%     2.14%
      BURNHAM FINANCIAL SERVICES FUND                1.60%     2.35%     2.35%

      UNDER THE AGREEMENT, THE ADVISOR CONTRACTUALLY LIMITS THE BURNHAM FINANCIAL INDUSTRIES FUND'S TOTAL OPERATING EXPENSES BY LIMITING "OTHER EXPENSES" TO 0.55%.

      PURSUANT TO THE AGREEMENT ANY WAIVERS OR REIMBURSEMENTS MADE BY THE ADVISOR TO A FUND ARE SUBJECT TO RECOUPMENT BY THE ADVISOR WITHIN THE FOLLOWING THREE YEARS PROVIDED THE FUND IS ABLE TO EFFECT REPAYMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. EXTRAORDINARY EXPENSES (E.G., PROXY EXPENSES) AND OTHER NON-OPERATING EXPENSES (E.G., DIVIDEND EXPENSES FOR SECURITIES SOLD SHORT AND ACQUIRED FUND FEES), AS DEFINED BY THE AGREEMENT, ARE NOT APPLICABLE TO THE FUNDS' EXPENSE CAPS. CASH DIVIDENDS DECLARED ON A STOCK IN WHICH A FUND HAS A SHORT POSITION CREATES AN OBLIGATION FOR THAT FUND TO PAY AN AMOUNT EQUAL TO THE DIVIDEND TO THE PURCHASER OF THE SHORTED STOCK. SEC REGULATIONS REQUIRE THAT THIS PAYMENT BE DISCLOSED AS AN EXPENSE OF THE FUND. FOR THE PERIOD ENDED JUNE 30, 2007, THE DIVIDEND EXPENSE WAS $90,216 FOR THE BURNHAM FINANCIAL INDUSTRIES FUND. FOR THE PERIOD ENDED JUNE 30, 2007, THERE WERE NO EXTRAORDINARY EXPENSES FOR THE FUNDS. THE AGREEMENT WILL BE IN EFFECT UNTIL APRIL 30, 2008 AND MAY BE CONTINUED FROM YEAR TO YEAR THEREAFTER. PURSUANT TO THE AGREEMENT AND THE FUNDS' PRIOR VOLUNTARY EXCESS EXPENSE AGREEMENT, FOR THE PERIOD ENDED JUNE 30, 2007, THE ADVISOR'S NET RECOUPMENT OR NET REIMBURSEMENT WAS AS FOLLOWS:

                                            NET           NET        SUBJECT TO
                                        RECOUPMENT   REIMBURSEMENT   RECOUPMENT
                                        ----------   -------------   ----------
      BURNHAM FUND                         $ --         $14,046       $ 37,525
      BURNHAM FINANCIAL
        SERVICES FUND                      $ --         $    --       $     --
      BURNHAM FINANCIAL
        INDUSTRIES FUND                    $ --         $44,642       $297,063

SECURITIES AND WRITTEN OPTIONS TRANSACTIONS

6. THE AGGREGATE COST OF PURCHASES AND PROCEEDS FROM SALES OF SECURITIES, EXCLUDING SHORT-TERM INVESTMENTS, FOR THE PERIOD ENDED JUNE 30, 2007, ARE AS FOLLOWS:

                                                      PURCHASES        SALES
                                                     -----------   ------------
      BURNHAM FUND                                   $27,494,177   $ 31,580,155
      BURNHAM FINANCIAL SERVICES FUND                $79,844,810   $116,988,270
      BURNHAM FINANCIAL INDUSTRIES FUND              $43,104,174   $ 45,910,341

WRITTEN OPTION ACTIVITY FOR THE FUNDS WAS AS FOLLOWS:

BURNHAM FUND

      WRITTEN OPTIONS                         NUMBER OF CONTRACTS     PREMIUMS
                                              -------------------    ---------
      OUTSTANDING AT DECEMBER 31, 2006                 550           $  66,648
      WRITTEN                                        2,200             361,530
      EXPIRED                                           --                  --
      CLOSED                                        (1,600)           (284,033)
      EXERCISED                                       (100)             (4,997)
                                                    ------           ---------
      OUTSTANDING AT JUNE 30, 2007                   1,050           $ 139,148
                                                    ======           =========


30  NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

BURNHAM FINANCIAL SERVICES FUND

      WRITTEN OPTIONS                         NUMBER OF CONTRACTS     PREMIUMS
                                              -------------------    ---------
      OUTSTANDING AT DECEMBER 31, 2006               6,345           $ 668,885
      WRITTEN                                        2,787             414,061
      EXPIRED                                       (3,050)           (236,160)
      CLOSED                                        (2,657)           (449,678)
      EXERCISED                                       (800)            (78,519)
                                                    ------           ---------
      OUTSTANDING AT JUNE 30, 2007                   2,625           $ 318,589
                                                    ======           =========

BURNHAM FINANCIAL INDUSTRIES FUND

      WRITTEN OPTIONS                         NUMBER OF CONTRACTS     PREMIUMS
                                              -------------------    ---------
      OUTSTANDING AT DECEMBER 31, 2006               4,595           $ 701,300
      WRITTEN                                        3,582             610,495
      EXPIRED                                       (1,285)           (209,216)
      CLOSED                                        (1,992)           (397,589)
      EXERCISED                                     (1,800)           (236,937)
                                                    ------           ---------
      OUTSTANDING AT JUNE 30, 2007                   3,100           $ 468,503
                                                    ======           =========

OPTIONS WRITTEN

7.    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

DISTRIBUTIONS AND TAXES

8. IT IS EACH FUND'S POLICY TO QUALIFY AS A REGULATED INVESTMENT COMPANY BY COMPLYING WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, APPLICABLE TO REGULATED INVESTMENT COMPANIES AND BY DISTRIBUTING SUBSTANTIALLY ALL OF ITS EARNINGS TO ITS SHAREHOLDERS. THEREFORE, NO FEDERAL INCOME TAX PROVISION IS REQUIRED.

OFFICERS AND TRUSTEES INTERESTS

9. OFFICERS AND TRUSTEES OWNED A PORTION OF THE FOLLOWING FUNDS' SHARES OUTSTANDING AS OF JUNE 30, 2007:

      BURNHAM FUND                                                         2.60%
      BURNHAM FINANCIAL SERVICES FUND                                      0.70%
      BURNHAM FINANCIAL INDUSTRIES FUND                                    2.11%
      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND                            0.06%

      SUBSTANTIALLY ALL OF THE ASSETS OF THE BURNHAM U.S.
      GOVERNMENT MONEY MARKET FUND ARE OWNED BY CUSTOMERS OF THE FUND'S DISTRIBUTOR AND AFFILIATES.

SECURITIES LENDING

10. AT JUNE 30, 2007, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                               LOANED SECURITIES      % OF         VALUE OF
                                  MARKET VALUE     NET ASSETS   CASH COLLATERAL
                               -----------------   ----------   ---------------
      BURNHAM FUND                 $4,035,608         4.00%        $4,132,787

      BURNHAM FINANCIAL
         SERVICES FUND             $8,193,182         7.64%        $8,371,064

      BURNHAM FINANCIAL
         INDUSTRIES FUND           $2,883,981         2.69%        $2,943,889

DISCLOSURE OF CERTAIN COMMITMENTS AND CONTINGENCIES

11. IN THE NORMAL COURSE OF BUSINESS, THE FUNDS MAY ENTER INTO CONTRACTS AND AGREEMENTS THAT CONTAIN A VARIETY OF REPRESENTATIONS AND WARRANTIES, WHICH PROVIDE GENERAL INDEMNIFICATIONS. THE MAXIMUM EXPOSURE TO THE FUNDS UNDER THESE ARRANGEMENTS IS UNKNOWN, AS THIS WOULD INVOLVE FUTURE CLAIMS THAT MAY BE MADE AGAINST THE FUNDS THAT HAVE NOT YET OCCURRED. HOWEVER, BASED ON EXPERIENCE, THE FUNDS EXPECT THE RISK OF LOSS TO BE REMOTE.

TRANSACTIONS WITH AFFILIATED SECURITIES

12. DURING THE PERIOD, THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

                VALUE AT   COST OF   COST OF  VALUE AT    REALIZED   DIVIDEND
AFFILIATE       12/31/06  PURCHASES   SALES    6/30/07  GAIN/(LOSS)   INCOME
---------       --------  ---------  -------  --------  -----------  --------
PEREGRINE
HOLDINGS
LTD.             282,750     $--       $--    $285,819      $--         $--

RESTRICTED SECURITIES

13. ALL FUNDS, EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, MAY NOT INVEST MORE THAN 15% OF THEIR NET ASSETS IN SECURITIES SUBJECT TO LEGAL OR CONTRACTUAL RISKS ("RESTRICTED SECURITIES"). AT JUNE 30, 2007, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES, WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IS DETERMINED IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A OF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,         SHARES/
      % OF NET ASSETS         FACE VALUE       COST          VALUE
      --------------------    ----------    ----------    ----------
      BANK OF ATLANTA           228,572     $1,600,004    $1,600,004
      05/08/06
      1.49%
      PEREGRINE
      HOLDINGS LTD.             275,000     $  285,819    $  285,819
      05/31/02
      0.27%

INDUSTRY RISK

14. BURNHAM FUND MAY HOLD A LARGE CONCENTRATION OF INVESTMENTS WITHIN THE ENERGY SECTOR. THE FUND MAY BE DISPROPORTIONATELY AFFECTED BY EVENTS IN THE ENERGY SECTOR. EVENTS AFFECTING THE ENERGY SECTOR MAY INCLUDE THE
      FOLLOWING:

      o     CHANGE IN NATIONAL AND INTERNATIONAL ECONOMIC AND POLITICAL
            CONDITIONS

      o     COMPANIES IN THE ENERGY SECTOR MAY FALL OUT OF FAVOR

      o CONCENTRATION OF INVESTMENTS MAY INCREASE VOLATILITY OF THE VALUE OF THE FUND'S INVESTMENTS

      BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND MAY BE DISPROPORTIONATELY AFFECTED BY EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR. EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR MAY INCLUDE THE
      FOLLOWING:

      o     CHANGE IN INCOME CONDITIONS AND INTEREST RATES

      o     FINANCIAL COMPANIES MAY FALL OUT OF FAVOR

      o     CONCENTRATION OF INVESTMENTS MAY INCREASE VOLATILITY OF THE FUND

SHORT-TERM TRADING (REDEMPTION FEE)

15. SHAREHOLDERS IN THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND ARE SUBJECT TO A REDEMPTION FEE EQUAL TO 2.0% OF THE PROCEEDS FOR THE REDEEMED SHARES WITHIN 30 DAYS OF PURCHASE. ALL REDEMPTION FEES ARE RETAINED BY THE APPLICABLE FUND AND ACCOUNTED FOR AS AN ADDITION TO PAID-IN CAPITAL.


                                               NOTES TO FINANCIAL STATEMENTS  31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

AFFILIATES

16. SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.

17.   PARENT COMPANY OF THE FUNDS' TRANSFER AGENT.

BROKER MARGIN ACCOUNT

18. THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

19. IN JUNE 2006, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48"). FIN 48 SETS FORTH A RECOGNITION THRESHOLD AND MEASUREMENT METHOD FOR THE FINANCIAL STATEMENT RECOGNITION AND MEASUREMENT OF A TAX POSITION TAKEN OR EXPECTED TO BE TAKEN ON A TAX RETURN. FIN 48 IS EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2006. MANAGEMENT HAS EVALUATED THE IMPACT OF FIN 48 AND DETERMINED THERE WILL BE NO IMPACT ON THE FUNDS' FINANCIAL STATEMENTS GOING FORWARD.

      IN SEPTEMBER 2006, STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"), WAS ISSUED AND IS EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER NOVEMBER 15, 2007. SFAS 157 DEFINES FAIR VALUE, ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. MANAGEMENT IS CURRENTLY EVALUATING THE IMPACT THE ADOPTION OF SFAS 157 WILL HAVE ON THE FUNDS' FINANCIAL STATEMENT DISCLOSURES.


32  NOTES TO FINANCIAL STATEMENTS

OTHER INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------
UNDERSTANDING YOUR FUND EXPENSES
--------------------------------------------------------------------------------

As a shareholder of the Burnham Fund, Burnham Financial Services Fund, Burnham Financial Industries Fund, or the Burnham U.S. Government Money Market Fund (the "funds"), you incur two types of costs: (1) transaction costs, including redemption fees and sales charges (loads) on purchases of Class A shares; and
(2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses.You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use this information to compare the ongoing costs of investing in the fund and other funds.To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                        HYPOTHETICAL
                                              ACTUAL EXPENSES                    (5% RETURN BEFORE EXPENSES)
                                       -----------------------------------   -----------------------------------
                                                                 EXPENSES                             EXPENSES
                                       BEGINNING    ENDING     PAID DURING   BEGINNING    ENDING     PAID DURING
                                        ACCOUNT     ACCOUNT      PERIOD*      ACCOUNT     ACCOUNT      PERIOD*
                                         VALUE       VALUE      1/1/2007-      VALUE       VALUE      1/1/2007-    EXPENSE
                                        1/1/2007   6/30/2007    6/30/2007    1/1/2007    6/30/2007    6/30/2007     RATIO
                                       ---------   ---------   -----------   ---------   ---------   -----------   -------
--------------------------------------------------------------------------   ---------------------------------------------
BURNHAM FUND
--------------------------------------------------------------------------   ---------------------------------------------
Class A ............................    $ 1,000     $   982      $  6.98      $ 1,000     $ 1,018      $   6.95     1.39%
--------------------------------------------------------------------------   ---------------------------------------------
Class B ............................      1,000         976        10.63        1,000       1,014         10.69     2.14%
--------------------------------------------------------------------------   ---------------------------------------------
Class C ............................      1,000         976        10.63        1,000       1,014         10.69     2.14%
--------------------------------------------------------------------------   ---------------------------------------------
BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------   ---------------------------------------------
Class A ............................    $ 1,000     $ 1,022      $  7.98      $ 1,000     $ 1,017      $   7.96     1.59%
--------------------------------------------------------------------------   ---------------------------------------------
Class B ............................      1,000       1,016        11.72        1,000       1,013         11.71     2.35%
--------------------------------------------------------------------------   ---------------------------------------------
Class C ............................      1,000       1,016        11.75        1,000       1,012         11.73     2.35%
--------------------------------------------------------------------------   ---------------------------------------------
BURNHAM FINANCIAL INDUSTRIES FUND
--------------------------------------------------------------------------   ---------------------------------------------
Class A ............................    $ 1,000     $ 1,017      $ 11.66      $ 1,000     $ 1,013      $  11.64     2.33%
--------------------------------------------------------------------------   ---------------------------------------------
Class C ............................      1,000       1,012        15.15        1,000       1,010         15.14     3.04%
--------------------------------------------------------------------------   ---------------------------------------------
BURNHAM U.S. GOVERNMENT MONEY
MARKET FUND ........................    $ 1,000     $ 1,006      $  3.64      $ 1,000     $ 1,021      $   3.67     0.73%
--------------------------------------------------------------------------   ---------------------------------------------

* Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the funds use to determine how to vote proxies and information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 874-3863; (2) on the fund's website located at http://www.burnhamfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

PORTFOLIO HOLDINGS

The funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.The fund's Form N-Q is available (1) by calling (800) 874-3863; (2) on the fund's website located at http://www.burnhamfunds.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.


                                                           OTHER INFORMATION  33

BOARD OF TRUSTEES' EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The 1940 Act requires that the continuance of the Funds' Investment Advisory and Sub-Advisory Agreements (the "Agreements") be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately.The continuance of each such Agreement was most recently considered and approved at a meeting of the Board of Trustees called for that purpose and held on May 23, 2007.The Board, including the Independent Trustees, determined that the terms of each Agreement are fair and reasonable and approved the continuance of each of the Agreements. In making such determinations, the Independent Trustees met independently from the interested Trustees of the Trust and officers of Burnham Asset Management Corp. ("Burnham"), the Sub-Advisers (as defined below), and their affiliates.The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees.

Both in the meeting specifically held to address the continuance of the Agreements and at other meetings during the course of the year, the Board, including the Independent Trustees, received materials relating to Burnham's and the Sub-Advisers' investment and management services under the Agreements.These materials included (i) information on the investment performance of the Funds and relevant indices over various time periods, (ii) sales and redemption data with respect to the Funds, (iii) the general investment outlook in the markets in which the Funds invest, (iv) arrangements in respect of the distribution of the Funds' shares, (v) the procedures employed to determine the value of each Fund's assets, (vi) the allocation of the Funds' brokerage, including to an affiliate of Burnham, and the use of "soft" commission dollars to pay for research and brokerage services, and (vii) the record of compliance with the Funds' investment policies and restrictions and with the Funds' Code of Ethics and the structure and responsibilities of Burnham's and the Sub-Advisers' compliance departments.

In evaluating the Agreements, the Board, including the Independent Trustees, requested, reviewed and considered materials furnished by Burnham and the Sub-Advisers, including without limitation information regarding Burnham, Reich & Tang Asset Management LLP ("Reich & Tang"), Mendon Capital Advisors Corp. ("Mendon"; together with Reich & Tang, the "Sub-Advisers"), their affiliates and personnel, operations and financial condition.The Board, including the Independent Trustees, discussed with representatives of Burnham and Mendon (including the Fund portfolio managers associated with those firms) the operations of the Funds and the capabilities of Burnham to provide advisory and other services to the Funds and supervise the Sub-Advisers in their provision of sub-advisory services to certain Funds.Among other written and oral information, the Board, including the Independent Trustees, requested and was provided information regarding:

      o THE INVESTMENT PERFORMANCE OF EACH FUND OVER VARIOUS TIME PERIODS BOTH BY ITSELF AND IN RELATION TO RELEVANT INDICES;

      o THE FEES CHARGED BY BURNHAM FOR INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES, AS WELL AS OTHER COMPENSATION RECEIVED BY BURNHAM AND ITS AFFILIATES;

      o     THE FEES PAID TO THE SUB-ADVISERS BY BURNHAM;

      o THE WAIVERS OF FEES AND REIMBURSEMENTS OF EXPENSES AT TIMES BY BURNHAM AND CURRENT EXPENSE CAP ARRANGEMENTS;

      o THE TOTAL OPERATING EXPENSES OF THE FUNDS AND COMPARISON OF CURRENT EXPENSES TO THE PREVIOUS YEAR'S EXPENSES;.

      o THE INVESTMENT PERFORMANCE, FEES AND TOTAL EXPENSES OF MUTUAL FUNDS WITH SIMILAR OBJECTIVES AND STRATEGIES MANAGED BY OTHER INVESTMENT ADVISERS (PREPARED BY A THIRD PARTY ANALYTIC FIRM, LIPPER, INC. ("LIPPER"));

      o INVESTMENT MANAGEMENT STAFFING AND THE EXPERIENCE OF THE INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER PERSONNEL (INCLUDING THE PERSONNEL OF BURNHAM AND THE SUB-ADVISERS) PROVIDING SERVICES TO THE FUNDS AND THE HISTORICAL QUALITY OF THE SERVICES PROVIDED BY BURNHAM AND THE SUB-ADVISERS; AND

      o THE PROFITABILITY TO BURNHAM AND BURNHAM SECURITIES INC. ("BSI") OF MANAGING, ADMINISTERING AND DISTRIBUTING THE FUNDS AND THE METHODOLOGY IN ALLOCATING EXPENSES TO THE MANAGEMENT OF THE FUNDS.

      THE FOLLOWING IS A SUMMARY OF THE BOARD'S DISCUSSION AND VIEWS REGARDING THE FACTORS IT CONSIDERED IN EVALUATING THE CONTINUATION OF THE
      AGREEMENTS:

1. NATURE, EXTENT, AND QUALITY OF SERVICES. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONSIDERED THE NATURE, QUALITY AND EXTENT OF ADVISORY, ADMINISTRATIVE AND SHAREHOLDER SERVICES PERFORMED BY BURNHAM, INCLUDING PORTFOLIO MANAGEMENT FOR THE BURNHAM FUND AND SUPERVISION OF THE SUB-ADVISERS FOR THE OTHER FUNDS, SUPERVISION OF OPERATIONS FOR ALL FUNDS AND COMPLIANCE AND REGULATORY FILINGS AND DISCLOSURES TO SHAREHOLDERS, GENERAL OVERSIGHT OF THE SUB-ADVISERS AND OTHER SERVICE PROVIDERS, COORDINATION OF FUND MARKETING INITIATIVES, REVIEW OF FUND LEGAL ISSUES, ASSISTING THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, IN THEIR CAPACITY AS TRUSTEES, PROVIDING THE SERVICES OF A CHIEF COMPLIANCE OFFICER FOR THE TRUST AND OTHER SERVICES. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, NOTED THE FUNDS' RECORD OF COMPLIANCE WITH THEIR INVESTMENT POLICIES AND RESTRICTIONS, AND THE QUALITY OF MANAGERIAL AND ADMINISTRATIVE SERVICES PROVIDED BY BURNHAM (IN BOTH ITS CAPACITY AS ADVISER AND ADMINISTRATOR) IN AN INCREASINGLY REGULATED INDUSTRY. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONCLUDED THAT THE SERVICES ARE EXTENSIVE IN NATURE AND THAT BURNHAM CONSISTENTLY DELIVERED A HIGH LEVEL OF SERVICE FOR EACH FUND.

      WITH REGARD TO THE SUB-ADVISERS, THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONSIDERED THE NATURE, QUALITY AND EXTENT OF THE SERVICES PROVIDED BY EACH SUB-ADVISER, PARTICULARLY PORTFOLIO MANAGEMENT, AND CONCLUDED THAT THE SERVICES ARE APPROPRIATE AND CONSISTENT WITH THEIR AGREEMENTS WITH THE FUNDS.

2. INVESTMENT PERFORMANCE OF THE FUNDS, BURNHAM AND THE SUB-ADVISERS. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONSIDERED SHORT-TERM AND LONG-TERM INVESTMENT PERFORMANCE FOR THE BURNHAM FUND OVER VARIOUS PERIODS OF TIME AS COMPARED TO BOTH RELEVANT INDICES AND THE PERFORMANCE OF SUCH FUND'S LIPPER PEER GROUP. IN ADVANCE OF THE MEETING, A BOARD MEMBER HAD BEEN DELEGATED THE TASK OF CONDUCTING A REVIEW OF THE APPROPRIATENESS OF THE PEER GROUP -- LARGE-CAP FUNDS -- WITH WHICH THE FUND HAD BEEN COMPARED BY LIPPER, MORNINGSTAR AND OTHERS. HE REVIEWED THE WAY THAT ONE ANALYTICAL SERVICE CATEGORIZES FUND


34  OTHER INFORMATION

BOARD OF TRUSTEES' EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (CONTINUED)

      HOLDINGS AS EITHER GROWTH, BLEND OR VALUE, WHICH RESULTED IN THE FUND BEING PLACED IN THE LARGE-CAP BLEND CATEGORY. BASED ON THIS REVIEW, THE BOARD OBSERVED THAT THE LARGE-CAP BLEND CATEGORY, IN GENERAL, WAS NOT AN ACCURATE BASIS FOR EVALUATING FUND PERFORMANCE. THE MAIN REASON WAS THAT BURNHAM COULD REASONABLY DISAGREE WITH MORNINGSTAR'S CATEGORIZATION OF CERTAIN FUND HOLDINGS AS VALUE STOCKS OR GROWTH STOCKS AND THE FUND COULD REASONABLY BE CONSIDERED A GROWTH FUND, WHICH WOULD RESULT IN THE FUND HAVING GOOD RELATIVE PERFORMANCE. THE BOARD RECOGNIZED FROM LONG EXPERIENCE WITH THE MANAGER THAT INVESTMENTS ARE NOT SELECTED WITH A CONSCIOUS GROWTH OR VALUE BASIS IN MIND, NOTING THAT, IN FACT, THE FUND'S STYLE CATEGORIZATION HAD CHANGED OVER TIME. RATHER, THE BOARD UNDERSTOOD THE RISK-AVERSE, TAX-SENSITIVE STYLE EMPLOYED BY BURNHAM AND THE EMPHASIS ON LONG-TERM HOLDING PERIODS, BOTH OF WHICH DISTINGUISH THE BURNHAM FUND'S INVESTMENT STYLE FROM MANY OTHER LARGE-CAP BLEND FUNDS INCLUDED IN THE LIPPER MATERIALS. THE BOARD ALSO CONSIDERED THE S&P 500 INDEX TO BE AN IMPERFECT BENCHMARK FOR COMPARISON PURPOSES, GIVEN THE SIGNIFICANT VARIATIONS BETWEEN THE SECURITIES COMPRISING THE S&P 500 INDEX AND THE CHARACTERISTICS OF SECURITIES TYPICALLY HELD BY THE BURNHAM FUND. THE BOARD SPECIFICALLY CONSIDERED THE MORE RECENT UNDERPERFORMANCE IN RELATION TO THE S&P INDEX AND CONCLUDED THAT IT WAS LARGELY RELATED TO DECISIONS TO OVERWEIGHT ENERGY STOCKS AND EMPHASIZE SMALL CAP SECURITIES, BOTH OF WHICH WERE GROUNDED IN CAREFUL INVESTMENT ANALYSIS AND WERE CONSISTENT WITH THE FUND'S STATED INVESTMENT GOALS AND POLICIES. THE BOARD CONCLUDED THAT THE BURNHAM FUND'S PERFORMANCE WAS SATISFACTORY WHEN VIEWED IN THE CONTEXT OF ITS HISTORIC INVESTMENT STYLE AND WAS CONSISTENT WITH THE FUND'S INVESTMENT APPROACH CONSISTENTLY COMMUNICATED TO INVESTORS. NEVERTHELESS, THE BOARD ENCOURAGED THE PORTFOLIO MANAGER TO CONSIDER STEPS THAT COULD BE TAKEN TO IMPROVE RELATIVE PERFORMANCE, AND STRESSED THE IMPORTANCE OF COMMUNICATING THE FUND'S INVESTMENT APPROACH TO INVESTORS. THE BOARD NOTED THAT THE FUND'S RECENT PERFORMANCE HAD, IN FACT, SHOWN IMPROVEMENT.

      THE BOARD ALSO CONSIDERED THE INVESTMENT PERFORMANCE OF THE FINANCIAL INDUSTRIES FUND AND THE FINANCIAL SERVICES FUND, FOR WHICH MENDON SERVES AS SUB-ADVISER, IN RELATION TO THEIR RESPECTIVE PEERS AND TO RELEVANT INDICES OVER AVAILABLE TIME PERIODS. THE TRUSTEES NOTED THE SPECIALIZED NATURE OF THESE FUNDS AND THE IMPACT OF RECENT INTEREST RATE CHANGES ON FINANCIAL SERVICES COMPANIES GENERALLY AND ON THE FUNDS' MORE RECENT PERFORMANCE. THE BOARD ALSO TOOK NOTE OF THE PORTFOLIO MANAGER'S PRESENTATION CONCERNING THE CONCENTRATION OF FINANCIAL SERVICE COMPANY PERFORMANCE ON BROKERAGE AND EXCHANGE STOCKS, WHICH THE MANAGER CONSIDERED OVERPRICED AND INCONSISTENT WITH THE STYLE HISTORICALLY FOLLOWED FOR THESE FUNDS. THE BOARD ALSO CONSIDERED THE IMPACT OF NEGATIVE CASH FLOWS CAUSED PRIMARILY BY WITHDRAWALS ASSOCIATED WITH INVESTORS' SECTOR PREFERENCES ON THE MANAGER'S INVESTMENT FLEXIBILITY. THE TRUSTEES CONCLUDED THAT THESE FUNDS HAD PERFORMED SATISFACTORILY GIVEN THEIR INVESTMENT MANDATES AND STYLE AND THE CYCLICAL NATURE OF THE FINANCIAL STOCKS.

      THE INDEPENDENT TRUSTEES ALSO CONSIDERED THE PERFORMANCE OF THE U.S. GOVERNMENT MONEY MARKET FUND FOR WHICH REICH & TANG SERVES AS SUB-ADVISER, AND CONCLUDED THAT THE INVESTMENT PERFORMANCE OF REICH & TANG WAS COMPETITIVE BUT THAT THE U.S. GOVERNMENT MONEY MARKET FUND'S EXPENSES WERE SLIGHTLY HIGHER THAN MONEY MARKET FUNDS OFFERED AS PART OF LARGER FUND FAMILIES WHERE COSTS OF THE FUND FAMILY CAN BE SPREAD OVER A LARGER ASSET BASE.

3.    COSTS OF SERVICES AND PROFITS REALIZED BY BURNHAM.

(a) COSTS OF SERVICES TO FUNDS: FEES AND EXPENSES. THE INDEPENDENT TRUSTEES CONSIDERED EACH FUND'S MANAGEMENT FEE RATE AND EXPENSE RATIO RELATIVE TO INDUSTRY AVERAGES FOR THE FUND'S PEER GROUP CATEGORY AND THE ADVISORY FEES CHARGED BY BURNHAM AND THE SUB-ADVISERS TO OTHER ACCOUNTS. THE BOARD VIEWED FAVORABLY THE CURRENT AND HISTORIC WILLINGNESS OF BURNHAM TO LIMIT THE TOTAL EXPENSE RATIOS OF CERTAIN FUNDS AND THE RECENT AGREEMENT TO CONTRACTUALLY WAIVE FEES AND REIMBURSEMENT EXPENSES.

      THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, NOTED THAT THE MANAGEMENT FEES FOR THE BURNHAM FUND WERE BELOW THE MEDIAN IN ITS LIPPER PEER GROUP, BUT THAT THOSE FOR THE FINANCIAL SERVICES AND FINANCIAL INDUSTRIES FUNDS WERE ABOVE THE MEDIAN AND THE MANAGEMENT FEES FOR THE U.S. GOVERNMENT MONEY MARKET FUND WERE AT THE HIGH END OF ITS PEER GROUP. THE BOARD CONSIDERED THAT THE HIGHER RELATIVE EXPENSE RATIOS WERE PRIMARILY RELATED TO THE SMALL SIZES OF CERTAIN FUNDS AND OF THE FUND COMPLEX AS A WHOLE. RECOGNIZING THIS, THE BOARD CONCLUDED THAT, FOR EACH FUND, THE ADVISORY FEE IS ACCEPTABLE BASED UPON THE QUALIFICATIONS, EXPERIENCE, REPUTATION AND PERFORMANCE OF BURNHAM AND THE RELEVANT SUB-ADVISER AND THE MODERATE OVERALL EXPENSE RATIO OF THE FUNDS, PARTICULARLY GIVEN THE RELATIVELY SMALL SIZE OF THE FUNDS AND THE FUND COMPLEX.

(b) PROFITABILITY AND COSTS OF SERVICES TO BURNHAM. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONSIDERED ESTIMATES OF BURNHAM'S PROFITABILITY AND COSTS ATTRIBUTABLE TO THE FUNDS AS PART OF THE BURNHAM FUND COMPLEX. THE BOARD RECOGNIZED THAT INCREASED FIXED COSTS, PARTICULARLY LEGAL AND AUDIT FEES, HAVE A GREATER IMPACT ON SMALLER FUND FAMILIES, SUCH AS THE BURNHAM FUNDS, THAN ON LARGER FUND COMPLEXES. GIVEN THIS, THE BOARD RECOGNIZED THAT THE FUNDS' EXPENSES COMPARE UNFAVORABLY TO SOME FUNDS IDENTIFIED AS PEERS BY LIPPER. THE BOARD ALSO CONSIDERED WHETHER THE AMOUNT OF BURNHAM'S PROFIT IS A FAIR ENTREPRENEURIAL PROFIT FOR THE MANAGEMENT OF THE FUNDS, AND NOTED THAT BURNHAM HAS SUBSTANTIALLY INCREASED ITS RESOURCES DEVOTED TO FUND MATTERS IN RESPONSE TO RECENTLY-ENACTED REGULATORY REQUIREMENTS AND NEW OR ENHANCED FUND POLICIES AND PROCEDURES DESPITE THE DECREASE IN REVENUES FROM THE MANAGEMENT OF THE FUNDS DUE TO THE DECLINE IN FUND ASSETS. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONCLUDED THAT BURNHAM'S PROFITABILITY WAS AT AN ACCEPTABLE LEVEL, PARTICULARLY IN LIGHT OF THE QUALITY OF THE SERVICES BEING PROVIDED TO THE FUNDS. THE INDEPENDENT TRUSTEES DID NOT REVIEW PROFITABILITY DATA FOR THE SUB-ADVISERS BECAUSE THE SUB-ADVISORY FEES HAD BEEN NEGOTIATED ON AN ARM'S-LENGTH BASIS BY BURNHAM AND THE FUNDS ARE NOT DIRECTLY RESPONSIBLE FOR PAYING SUCH FEES. IN DOING SO, THE BOARD WAS AWARE THAT MENDON ON OCCASION UTILIZES AN AFFILIATE OF BURNHAM TO EXECUTE PORTFOLIO TRADES FOR THE FUNDS THAT IT SUB-ADVISES.


                                                           OTHER INFORMATION  35

BOARD OF TRUSTEES' EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (CONTINUED)

4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONSIDERED WHETHER THERE HAVE BEEN ECONOMIES OF SCALE WITH RESPECT TO THE MANAGEMENT OF THE FUNDS AND WHETHER THE FUNDS HAVE APPROPRIATELY BENEFITED FROM ANY ECONOMIES OF SCALE. THE INDEPENDENT TRUSTEES NOTED THE FUNDS DO NOT HAVE BREAKPOINTS ON THEIR ADVISORY FEES THAT WOULD OTHERWISE ALLOW INVESTORS TO BENEFIT DIRECTLY IN THE FORM OF LOWER FEES AS FUND ASSETS GROW. HOWEVER, GIVEN THE RELATIVELY SMALL SIZE OF EACH FUND AND OF THE FUND COMPLEX AS A WHOLE, WHICH HAD DECLINED IN AGGREGATE ASSETS OVER THE PAST YEAR, THE BOARD DID NOT BELIEVE THAT SIGNIFICANT (IF ANY) ECONOMIES OF SCALE HAVE BEEN ACHIEVED.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, ALSO CONSIDERED ENHANCEMENTS IN PERSONNEL AND SERVICES PROVIDED TO THE FUNDS BY BURNHAM, PARTICULARLY IN THE AREA OF ADMINISTRATION, INVESTOR SERVICES AND REGULATORY COMPLIANCE, WITHOUT AN INCREASE IN FEES. THE BOARD ALSO RECOGNIZED THAT BURNHAM AND THE FUNDS HAVE BENEFITED AS A RESULT OF LOWER FEES TO CERTAIN SERVICE PROVIDERS IN RECENT YEARS.

6.    OTHER RELEVANT CONSIDERATIONS.

(a) PERSONNEL AND METHODS. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, CONSIDERED THE SIZE, EDUCATION AND EXPERIENCE OF THE STAFF OF BURNHAM AND THE SUB-ADVISERS, THEIR FUNDAMENTAL RESEARCH CAPABILITIES AND APPROACH TO RECRUITING, TRAINING AND RETAINING PORTFOLIO MANAGERS AND OTHER RESEARCH AND MANAGEMENT PERSONNEL, AND CONCLUDED THAT THESE ATTRIBUTES ENABLE THEM TO PROVIDE A HIGH LEVEL OF SERVICES TO THE FUNDS. THE BOARD ALSO CONSIDERED THE FAVORABLE HISTORY, REPUTATION, QUALIFICATIONS AND BACKGROUND OF BURNHAM AND EACH SUB-ADVISER, AS WELL AS THE QUALIFICATIONS OF THEIR PERSONNEL.

(b) OTHER BENEFITS. THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, ALSO CONSIDERED THE CHARACTER AND AMOUNT OF OTHER DIRECT AND INCIDENTAL BENEFITS RECEIVED BY BURNHAM, MENDON AND THEIR AFFILIATES FROM THEIR ASSOCIATION WITH THE FUNDS, INCLUDING THE RELATIVELY SMALL AMOUNT OF SOFT DOLLAR SERVICES RECEIVED BY MENDON AND THE BROKERAGE COMMISSIONS RECEIVED BY, AND THE AMOUNT OF 12b-1 FEES AND SALES COMMISSIONS RETAINED BY BSI. THE BOARD CONCLUDED THAT POTENTIAL "FALL-OUT" BENEFITS THAT BURNHAM, MENDON AND THEIR AFFILIATES MAY RECEIVE, SUCH AS GREATER NAME RECOGNITION OR INCREASED ABILITY TO OBTAIN RESEARCH SERVICES, APPEAR TO BE REASONABLE, AND MAY IN SOME CASES BENEFIT THE FUNDS.

CONCLUSIONS

      IN CONSIDERING THE AGREEMENTS, THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, DID NOT IDENTIFY ANY FACTOR AS ALL-IMPORTANT OR ALL-CONTROLLING AND INSTEAD CONSIDERED THE ABOVE LISTED AND OTHER FACTORS COLLECTIVELY IN LIGHT OF THE FUNDS' SURROUNDING CIRCUMSTANCES. BASED ON THIS REVIEW, IT WAS THE JUDGMENT OF THE BOARD THAT SHAREHOLDERS OF THE BURNHAM FUND HAD RECEIVED SATISFACTORY PERFORMANCE AT REASONABLE FEES, BUT THAT THE BOARD WOULD CONTINUE TO MONITOR EFFORTS BY THE MANAGER TO IMPROVE PERFORMANCE. WITH RESPECT TO EACH OTHER FUND, IT WAS THE JUDGMENT OF THE BOARD THAT SHAREHOLDERS HAD RECEIVED SATISFACTORY PERFORMANCE AT REASONABLE PRICES IN THE CONTEXT OF THEIR INVESTMENT STRATEGIES AND, WITH RESPECT TO THE FINANCIAL SERVICES AND FINANCIAL INDUSTRIES FUNDS, THE SECTORS IN WHICH THEY INVEST. THEREFORE, RE-APPROVAL OF THE AGREEMENTS WAS IN THE BEST INTERESTS OF THE FUNDS AND THEIR SHAREHOLDERS. AS A PART OF ITS DECISION-MAKING PROCESS, THE BOARD NOTED BURNHAM AND MENDON HAVE LONG-STANDING RELATIONSHIPS WITH THE FUNDS THEY ADVISE OR SUB-ADVISE, AS APPLICABLE, AND THE BOARD BELIEVES THAT A LONG-TERM RELATIONSHIP WITH CAPABLE, CONSCIENTIOUS ADVISERS IS IN THE BEST INTERESTS OF THE FUNDS. THE BOARD CONSIDERED, GENERALLY, THAT SHAREHOLDERS INVESTED IN THE FUNDS KNOWING THAT BURNHAM AND, IN SOME CASES, A SUB-ADVISER, MANAGED THE FUND AND KNOWING THEIR INVESTMENT MANAGEMENT FEE SCHEDULES. AS SUCH, THE BOARD CONSIDERED, IN PARTICULAR, WHETHER BURNHAM AND THE SUB-ADVISERS MANAGED THE FUNDS IN ACCORDANCE WITH THEIR INVESTMENT OBJECTIVES AND POLICIES AS DISCLOSED TO SHAREHOLDERS AND THE BOARD WAS OF THE VIEW THAT THEY DID.


36  OTHER INFORMATION

MODERN PORTFOLIO THEORY STATISTICS TERMS
--------------------------------------------------------------------------------

BETA

A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)

R 2

Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R2 of 100 means that all movements are explained by the benchmark.

ALPHA

Measures the difference between the fund's actual returns and its expected performance, given its level of risk.

STANDARD DEVIATION

A statistical measure of the range of a fund's performance.The greater the standard deviation, the greater the fund's volatility.

SHARPE RATIO

Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk.The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] BURNHAM
       INVESTORS TRUST

DISTRIBUTOR:

BURNHAM SECURITIES, INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com

This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

--------------------------------------------------------------------------------

OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

PAT A. COLLETTI
FIRST VICE PRESIDENT AND TREASURER

FRANK A. PASSANTINO
FIRST VICE PRESIDENT, ASSISTANT SECRETARY AND ANTI-MONEY LAUNDERING OFFICER

RONALD M. GEFFEN
VICE PRESIDENT

THOMAS N. CALABRIA
CHIEF COMPLIANCE OFFICER

BOARD OF TRUSTEES
--------------------------------------------------------------------------------

CHAIRMAN
Jon M. Burnham

TRUSTEES

Joyce E. Heinzerling
Suzanne D. Jaffe
David L. Landsittel
John C. McDonald
Donald B. Romans
Robert F. Shapiro
George Stark

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act, as amended and 17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on behalf of the undersigned, thereunto duly authorized.

(registrant) BURNHAM INVESTORS TRUST
             -----------------------

By (signature and Title)*/S/ JON M. BURNHAM
                         -------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date AUGUST 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (signature and Title)* /S/ JON M. BURNHAM
                          ------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date AUGUST 27, 2007


By (signature and Title)* /S/ MICHAEL E. BARNA
                          ------------------------------------------
                           Michael E. Barna, Chief Financial Officer
                           (principal executive officer)


Date AUGUST 27, 2007

*Print the name and title of each signing officer under his or her signature.